            As filed with the Securities and Exchange Commission on

                                                       Registration No. 33-76334
                                                       Registration No. 811-5343

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                    FORM N-4
                             Registration Statement
                                     Under
                           The Securities Act of 1933

                               ----------------

                         Pre-Effective Amendment No.

                      Post-Effective Amendment No. 21
           For Registration Under the Investment Company Act of 1940

                             Amendment No. 62
                      GE Life & Annuity Separate Account 4

                           (Exact Name of Registrant)

                               ----------------
                     GE Life and Annuity Assurance Company

                              (Name of Depositor)

                               ----------------

                              6610 W. Broad Street
                            Richmond, Virginia 23230
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000

                                 Donita M. King
              Senior Vice President, General Counsel and Secretary
                     GE Life and Annuity Assurance Company
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                    (Name and address of Agent for Service)

                               ----------------

                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

                               ----------------

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a) of Rule 485
[_] on        pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered: Interests in a Separate Account under Individual
                                      Flexible Premium Variable Deferred Annuity Policies

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                                        Filed pursuant to 497(e)
                                                           Filed Number 33-76334

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1150 10/98
                                Form P1143 4/94

                                   issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis, or a combination of both.

You may allocate your premium payments to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:
  Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):
  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly known as Mid Cap Equity Fund)

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

PBHG Insurance Series Fund, Inc.:
  PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio

Salomon Brothers Variable Series Funds Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated       , 2001, concerning
Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is       , 2001.

Table of Contents

Definitions.................................................................   1


Expense Table...............................................................   3


Synopsis....................................................................  12


Investment Results..........................................................  15


Financial Statements........................................................  16


GE Life and Annuity Assurance Company.......................................  17


Account 4...................................................................  18


The Guarantee Account.......................................................  29


Charges and Other Deductions................................................  31


The Policy..................................................................  36


Transfers...................................................................  39


Surrenders..................................................................  43


The Death Benefit...........................................................  45


Income Payments.............................................................  52


Federal Tax Matters.........................................................  56


Voting Rights...............................................................  65


Requesting Payments.........................................................  66


Distribution of the Policies................................................  67


Additional Information......................................................  68


Condensed Financial Information.............................................  70


Appendix A.................................................................. A-1


Appendix B.................................................................. B-1


Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any optional benefit charges and policy maintenance charges) less any applicable surrender charge and any applicable premium tax.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that a Fund does not value its shares.

Valuation Period -- Period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table
This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
--------------------------------------------------------------------------
The maximum surrender charge (as a percentage of each premium
 payment surrendered/withdrawn)                                         6%
 We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.
 (Note: During each Policy year, up to 10% of premium payments plus any gain may be withdrawn without the imposition of the surrender charge. Also, we may waive the surrender charge in certain cases.
  See Surrender Charge.)
Transfer Charge (for each transfer after the first in a calendar
 month/1/                                                            $ 10

Annual Expenses (As A Percentage Of Account Value in Account 4):
--------------------------------------------------------------------------
Mortality and Expense Risk Charge                                    1.25%
Administrative Expense Charge                                         .15%
                                                                     ----
Total Annual Expenses                                                1.40%

Other Annual Expenses:
--------------------------------------------------------------------------
Annual Policy Maintenance Charge2                                    $ 25
Optional Guaranteed Minimum Death Benefit Charge ("GMDB") (as a
 percentage of prior year's average benefit amount)3                  .35%
Optional Death Benefit Charge ("ODB") (as a percentage of
 Account Value)4                                                      .25%
--------------------------------------------------------------------------

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month.
 /2/We do not assess this charge if your Account Value at the time the charge is due is more than $75,000.
 /3/If the Optional Guaranteed Minimum Death Benefit applies. This may be referred to as the "Six Percent EstateProtector" in our marketing materials.
 /4/If the Optional Death Benefit applies.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

Updated expenses to be included in subsequent filing

                                    Management              Other
                                   Fees (after         Expenses (after  Total
                                   fee waivers   12b-1  reimbursement   Annual
Portfolio                         as applicable) Fees  as applicable)  Expenses
-------------------------------------------------------------------------------
The Alger American Fund                   %          %          %           %
 Alger American Small
  Capitalization Portfolio
 Alger American Growth Portfolio
Federated Insurance Series
 Federated American Leaders Fund
  II
 Federated High Income Bond Fund
  II
 Federated Utility Fund II
Fidelity Variable Insurance
 Products Fund*/1/
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance
 Products Fund II*/2/
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance
 Products Fund III*/3/
 VIP III Growth & Income
  Portfolio
 VIP III Growth Opportunities
  Portfolio
GE Investments Funds, Inc./4/
 Global Income Fund
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund
  (formerly known as Value Equity
  Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S&P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance
 Trust/5/
 Goldman Sachs Growth and Income
  Fund
 Goldman Sachs Mid Cap Value Fund
  (formerly known as Mid Cap
  Equity Fund)
Janus Aspen Series/6/
 Aggressive Growth Portfolio --
   Institutional Shares
 Balanced Portfolio --
   Institutional Shares
 Capital Appreciation
  Portfolio -- Institutional
  Shares
 Flexible Income Portfolio --
   Institutional Shares
 Global Life Sciences
  Portfolio -- Service Shares
 Global Technology Portfolio --
   Service Shares
 Growth Portfolio --
   Institutional Shares
 International Growth
  Portfolio -- Institutional
  Shares
 Worldwide Growth Portfolio --
   Institutional Shares
Oppenheimer Variable Account
 Funds
 Oppenheimer Aggressive Growth
  Fund/VA
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation
  Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Multiple Strategies
  Fund/VA

                                    Management              Other
                                   Fees (after         Expenses (after  Total
                                   fee waivers   12b-1  reimbursement   Annual
Portfolio                         as applicable) Fees  as applicable)  Expenses
-------------------------------------------------------------------------------
PBHG Insurance Series Fund,
 Inc./7/
 PBHG Growth II Portfolio                %          %          %           %
 PBHG Large Cap Growth Portfolio
Salomon Brothers Variable Series
 Funds Inc/8/
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund

--------------------------------------------------------------------------------

 *  The fees and expenses reported for the Variable Insurance Products Fund
    (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.

 /1/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 2000 for the VIP Equity-Income Portfolio would have been total annual expenses of . %, consisting of . % management fees and . % other expenses; for VIP Overseas Portfolio total annual expenses of . %, consisting of . % management fees and . % other expenses; for VIP Growth Portfolio total annual expenses of . %, consisting of . % management fees and . % other expenses.

 /2/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 2000 for VIP II Asset Manager Portfolio would have been total annual expenses of . %, consisting of . % management fees and . % other expenses; for VIP II Contrafund Portfolio total annual expenses of . %, consisting of . % management fees and . % other expenses.

 /3/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 2000 for VIP III Growth & Income Portfolio would have been total annual expenses of . %, consisting of . % management fees and . % other expenses; for VIP III Growth Opportunities Portfolio total annual expenses of . %, consisting of . % management fees and . % other expenses.

 /4/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been 0. %, consisting of 0. % in management fees and . % in other expenses. Absent waivers, the total annual expenses of GE Premier Growth Fund would have been . %, consisting of . % in management fees and . % in other expenses.

 /5/Goldman Sachs Asset Management has voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed . % of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent reimbursements, the expenses during 2000 for Growth and Income Fund would have been total annual expenses of . %, consisting of . % management fees and . % other expenses; for Mid Cap Value Fund and total annual expenses of . %, consisting of . % management fees and . % other expenses.

 /6/Janus Aspen Series are based upon expenses for the fiscal year ended
    December 31, 2000, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, and Income Portfolios. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those Portfolios expect to incur in their initial fiscal year.

  Portfolios are based on the estimated expenses that those Portfolios expect to incur in their initial fiscal year.

  The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.

/7/Absent certain fee waivers or reimbursements, the expenses of the portfolios of PBHG Insurance Series during 2000 for PBHG Large Cap Growth Portfolio
  total annual expenses would have been   % consisting of   % management fees
  and   % other expenses.

/8/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund during 2000 for
  Investors Fund would have been total annual expenses of   %, consisting of
    % management fees and   % other expenses; for Strategic Bond Fund would
  have been total annual expenses of   %, consisting of   % management fees and
    % other expenses; for Total Return Fund total annual expenses would have
  been   %, consisting of   % management fees and   % other fees.

We have not independently verified this information. We cannot guarantee that the reimbursements and the fee waivers provided by certain of the Funds will continue.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waivers and reimbursements will continue. We cannot guarantee that they will continue. The examples assume that the $25 policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is more than $75,000 at the time the charge is due). To the extent the examples reflect charges for the optional Guaranteed Minimum Death Benefit Rider ("GMDB") and the Optional Death Benefit Rider ("ODB"), the examples assume that the maximum charges apply. For the GMDB the maximum charge is .35% of the average prior year's benefit amount; for the ODB the maximum charge is .25% of Account Value.

                                     * * *

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (with no riders):

Examples to be provided in subsequent filing.

1. If you surrender* your Policy at the end of the applicable period:

                                                 Without GMDB and ODB Riders
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Global Income Fund
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund
 Oppenheimer Bond Fund
 Oppenheimer Capital Appreciation Fund
 Oppenheimer High Income Fund
 Oppenheimer Multiple Strategies Fund
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio
 PBHG Large Cap Growth Portfolio

                                              Without GMDB and ODB Riders
Investment Subdivision Investing In:        1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
---------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

                                                 Without GMDB and ODB Riders
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Global Income Fund
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio

                                              Without GMDB and ODB Riders
Investment Subdivision Investing In:        1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund
 Oppenheimer Bond Fund
 Oppenheimer Capital Appreciation Fund
 Oppenheimer High Income Fund
 Oppenheimer Multiple Strategies Fund
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio
 PBHG Large Cap Growth Portfolio
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
---------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB and ODB riders):

3. If you surrender* your Policy at the end of the applicable period:

                                                  With GMDB and ODB Riders
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Global Income Fund
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund

                                               With GMDB and ODB Riders
Investment Subdivision Investing In:        1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund
 Oppenheimer Bond Fund
 Oppenheimer Capital Appreciation Fund
 Oppenheimer High Income Fund
 Oppenheimer Multiple Strategies Fund
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio
 PBHG Large Cap Growth Portfolio
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
---------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                                  With GMDB and ODB Riders
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Global Income Fund
 Income Fund
 International Equity Fund

                                               With GMDB and ODB Riders
Investment Subdivision Investing In:        1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund
 Oppenheimer Bond Fund
 Oppenheimer Capital Appreciation Fund
 Oppenheimer High Income Fund
 Oppenheimer Multiple Strategies Fund
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio
 PBHG Large Cap Growth Portfolio
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
---------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

OTHER POLICIES

We offer other variable annuity policies which also may invest in many of the same portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this prospectus may vary from your Policy. If your Policy Form is P1143 4/94, please see Appendix A. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy to you. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payment, or a combination of both. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Policy.

What are my variable investment choices? Through its 43 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more portfolios of the 11 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 -- Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Policy. (Note: We waive this charge under certain conditions). See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of Account 4. These charges consist of .15% as an administrative expense charge and 1.25% as a mortality and expense risk charge. Additionally, we may impose an annual $25 policy maintenance charge. We also charge for the optional GMDB and ODB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of an Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See The Policy -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax

Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value. See The Death Benefit.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund equal to your Account Value plus any charges we have deducted from premium payments prior to the allocation to Account 4 (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Policy. Or, if greater, and required by the law of your state, we will refund your premium payments (less any withdrawals previously taken). This calculation may change. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges and policy maintenance charges. Results calculated without surrender charges and policy maintenance charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge, and the annual policy maintenance charge. Total returns also do not reflect the optional GMDB charge or the optional ODB charge. They also do not reflect any premium taxes. See Appendix B for further information.

Financial Statements

The consolidated financial statements for GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc. which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 43 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net premium payments in accordance with your instructions among up to ten of the 43 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Account 4 meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 43 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to ten Investment Subdivisions plus the Guarantee Account at any one time.

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision           Investment Objective          applicable)
-----------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American Growth       Seeks long-term capital        Fred Alger
Portfolio                   appreciation by focusing on    Management, Inc.
                            growing companies that
                            generally have broad product
                            lines, markets, financial
                            resources and depth of
                            management. Under normal
                            circumstances, the portfolio
                            invests primarily in the
                            equity securities of large
                            companies. The portfolio
                            considers a large company to
                            have a market capitalization
                            of $1 billion or greater.
-----------------------------------------------------------------------------
Alger American Small        Seeks long-term capital        Fred Alger
Capitalization Portfolio    appreciation by focusing on    Management, Inc.
                            small, fast-growing companies
                            that offer innovative
                            products, services or
                            technologies to a rapidly
                            expanding marketplace. Under
                            normal circumstances, the
                            portfolio invests primarily in
                            the equity securities of small
                            capitalization companies. A
                            small capitalization company
                            is one that has a market
                            capitalization within the
                            range of the Russell 2000
                            Growth Index or the S&P(R)
                            Small Cap 600 Index.
-----------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American          Seeks long-term growth of      Federated
Leaders Fund II             capital with a secondary       Investment
                            objective of providing income. Management Company
                            Seeks to achieve its objective
                            by investing, under normal
                            circumstances, at least 65% of
                            its total assets in common
                            stock of "blue chip"
                            companies.
-----------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
Federated High Income      Seeks high current income by   Federated
Bond Fund II               investing primarily in a       Investment
                           diversified portfolio of       Management Company
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds". The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-----------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and  Federated moderate capital appreciation  Investment
                           by investing primarily in      Management Company
                           equity and debt securities of
                           utility companies.
-----------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS
FUND (VIP)

VIP Equity-Income          Seeks reasonable income and    Fidelity Management
Portfolio                  will consider the potential    & Research Company;
                           for capital appreciation. The  (subadvised by FMR
                           fund also seeks a yield, which Co., Inc.)
                           exceeds the composite yield on
                           the securities comprising the
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-----------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company;
                           stocks of companies believed   (subadvised by FMR
                           to have above-average growth   Co., Inc.)
                           potential.
-----------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of      Fidelity Management
                           capital by investing at least  & Research Company
                           65% of total assets in foreign (subadvised by
                           securities, primarily in       Fidelity Management
                           common stocks.                 & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          International
                                                          Investments
                                                          Advisors, Fidelity
                                                          International
                                                          Investment Advisors
                                                          (U.K.) Limited, and
                                                          Fidelity
                                                          Investments Japan
                                                          Limited; subadvised
                                                          by FMR Co., Inc.)
-----------------------------------------------------------------------------

(VIP III)

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision            Investment Objective          applicable)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (VIP II)

VIP II Asset Manager         Seeks high total return with   Fidelity Management
Portfolio                    reduced risk over the long-    & Research Company
                             term by allocating assets      (subadvised by
                             among stocks, bonds and short- Fidelity Management
                             term and money market          & Research (U.K.)
                             instruments.                   Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited and
                                                            Fidelity
                                                            Investments Money
                                                            Management, Inc;
                                                            subadvised by FMR
                                                            Co., Inc.)
-------------------------------------------------------------------------------
VIP II Contrafund(R)         Seeks long-term capital        Fidelity Management
Portfolio                    appreciation by investing      & Research Company
                             mainly in common stocks and in (subadvised by
                             securities of companies whose  Fidelity Management
                             value is believed to have not  & Research (U.K.)
                             been fully recognized by the   Inc., Fidelity
                             public. This fund invests in   Management &
                             domestic and foreign issuers.  Research (Far East)
                             This fund also invests in      Inc and Fidelity
                             "growth" stocks, "value"       Investments Japan
                             stocks, or both.               Limited; subadvised
                                                            by FMR Co., Inc.)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III

VIP III Growth & Income      Seeks high total return        Fidelity Management
Portfolio                    through a combination of       & Research Company
                             current income and capital     (subadvised by
                             appreciation by investing a    Fidelity Management
                             majority of assets in common   & Research (U.K.)
                             stocks with a focus on those   Inc., Fidelity
                             that pay current dividends and Management &
                             show potential for capital     Research (Far East)
                             appreciation.                  Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; subadvised
                                                            by FMR Co., Inc.)
-------------------------------------------------------------------------------
VIP III Growth               Seeks to provide capital       Fidelity Management
Opportunities Portfolio      growth by investing primarily  & Research Company
                             in common stock and other      (subadvised by
                             types of securities, including Fidelity Management
                             bonds, which may be lower-     & Research (U.K.)
                             quality debt securities.       Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; subadvised
                                                            by FMR Co., Inc.)
-------------------------------------------------------------------------------

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision           Investment Objective          applicable)
------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Global Income Fund          Objective of providing high    GE Asset Management
                            total return, emphasizing      Incorporated
                            current income and, to a       (subadvised by GE
                            lesser extent, capital         Asset Management
                            appreciation. The Fund seeks   Limited)
                            to achieve this objective by
                            investing primarily in foreign
                            and domestic income-bearing
                            debt securities and other
                            foreign and domestic income
                            bearing instruments. The
                            Global Income Fund is not
                            "diversified" as defined by
                            the Investment Company Act of
                            1940. Therefore, the Fund may
                            invest a greater percentage of
                            its assets in a particular
                            issuer than the other Funds
                            making it more susceptible to
                            adverse developments affecting
                            a single issuer. Nonetheless,
                            the Fund is subject to
                            diversification requirements
                            arising under the federal tax
                            laws and a limitation on
                            concentration of investments
                            in a single industry.
------------------------------------------------------------------------------
Income Fund                 Objective of providing maximum GE Asset Management
                            income consistent with prudent Incorporated
                            investment management and
                            preservation of capital by
                            investing primarily in income-
                            bearing debt securities and
                            other income bearing
                            instruments.
------------------------------------------------------------------------------
International Equity Fund   Objective of providing long-   GE Asset Management
                            term growth of capital by      Incorporated
                            investing primarily in foreign
                            equity and equity-related
                            securities which the adviser
                            believes have long-term
                            potential for capital growth.
------------------------------------------------------------------------------
Mid-Cap Value Equity Fund   Objective of providing long    GE Asset Management
(formerly Value Equity      term growth of capital by      Incorporated
Fund)                       investing primarily in common
                            stock and other equity
                            securities of companies that
                            the investment adviser
                            believes are undervalued by
                            the marketplace at the time of
                            purchase and that offer the
                            potential for above-average
                            growth of capital. Although
                            the current portfolio reflects
                            investments primarily within
                            the mid-cap range, the fund is
                            not restricted to investments
                            within any particular
                            capitalization and may in the
                            future invest a majority of
                            its assets in another
                            capitalization range.
------------------------------------------------------------------------------
Money Market Fund           Objective of providing highest GE Asset Management
                            level of current income as is  Incorporated
                            consistent with high liquidity
                            and safety of principal by
                            investing in various types of
                            good quality money market
                            securities.
------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-     GE Asset Management
Fund                       term growth of capital as well   Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-------------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum   GE Asset Management
Fund                       total return through current     Incorporated
                           income and capital               (Subadvised by
                           appreciation by investing        Seneca Capital
                           primarily in securities of       Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
-------------------------------------------------------------------------------
S&P 500 Index Fund/1/      Objective of providing capital   GE Asset Management
                           appreciation and accumulation    Incorporated
                           of income that corresponds to    (Subadvised by
                           the investment return of the     State Street Global
                           Standard & Poor's 500            Advisors)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-------------------------------------------------------------------------------
Total Return Fund          Objective of providing the       GE Asset Management
                           highest total return, composed   Incorporated
                           of current income and capital
                           appreciation, as is consistent
                           with prudent investment risk
                           by investing in common stock,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           adviser.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U.S.
                           companies.
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST (VIT)

Goldman Sachs Growth and   Seeks long-term growth of        Goldman Sachs Asset
Income Fund                capital and growth of income,    Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
-------------------------------------------------------------------------------
Goldman Sachs Mid Cap      Seeks long-term capital          Goldman Sachs Asset
Value Fund (formerly Mid   appreciation, primarily          Management
Cap Equity Fund)           through equity securities of
                           mid- cap companies with public
                           stock market capitalizations
                           within the range of the market
                           capitalization of companies
                           constituting the Russell
                           Midcap Index at the time of
                           investment (currently between
                           $400 million and $16 billion).
-------------------------------------------------------------------------------

 /1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth          Non-diversified portfolio      Janus Capital
Portfolio                  pursuing long- term growth of  Corporation
                           capital./2/ Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
----------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of      Janus Capital
                           capital. Pursues this          Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40- 60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
----------------------------------------------------------------------------
Capital Appreciation       Non-diversified portfolio      Janus Capital
Portfolio                  pursuing long-term growth of   Corporation
                           capital./2/ Pursues this
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
----------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return     Janus Capital
                           consistent with preservation   Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
----------------------------------------------------------------------------
Global Life Sciences       Seeks long-term growth of      Janus Capital
Portfolio                  capital. The portfolio pursues Corporation
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           have a life science
                           orientation. The portfolio
                           normally invests at least 25%
                           of its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
----------------------------------------------------------------------------
Global Technology          Seeks long-term growth of      Janus Capital
Portfolio                  capital. The portfolio pursues Corporation
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           will benefit significantly
                           from advances or improvements
                           in technology.
----------------------------------------------------------------------------

 /2/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portflio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                              Adviser (and Sub-
                                                                 Adviser, as
Investment Subdivision             Investment Objective          applicable)
-------------------------------------------------------------------------------
Growth Portfolio              Seeks long-term capital growth Janus Capital
                              consistent with the            Corporation
                              preservation of capital and
                              pursues its objective by
                              investing in common stocks of
                              companies of any size.
                              Emphasizes larger, more
                              established issuers.
-------------------------------------------------------------------------------
International Growth          Seeks long-term growth of      Janus Capital
Portfolio                     capital. Pursues this          Corporation
                              objective primarily through
                              investments in common stocks
                              of issuers located outside the
                              United States. The portfolio
                              normally invests at least 65%
                              of its total assets in
                              securities of issuers from at
                              least five different
                              countries, excluding the
                              United States.
-------------------------------------------------------------------------------
Worldwide Growth              Seeks long-term capital growth Janus Capital
Portfolio                     in a manner consistent with    Corporation
                              the preservation of capital.
                              Pursues this objective by
                              investing in a diversified
                              portfolio of common stocks of
                              foreign and domestic issuers
                              of all sizes. Normally invests
                              in at least five different
                              countries including the United
                              States.
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Oppenheimer Aggressive        Seeks to achieve capital       OppenheimerFunds,
Growth Fund/VA                appreciation investing mainly  Inc.
                              in common stocks of companies
                              in the United States believed
                              by the fund's investment
                              manager, OppenheimerFunds
                              Inc., to have significant
                              growth potential.
-------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA      Seeks high level of current    OppenheimerFunds,
                              income and capital             Inc.
                              appreciation when consistent
                              with its primary objective of
                              high income. Under normal
                              conditions this fund will
                              invest at least 65% of its
                              total assets in investment
                              grade securities.
-------------------------------------------------------------------------------
Oppenheimer Capital           Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA          from investments in securities Inc.
                              of well-known and established
                              companies. Such securities
                              generally have a history of
                              earnings and dividends and are
                              issued by seasoned companies
                              (having an operating history
                              of at least five years,
                              including predecessors).
-------------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision            Investment Objective          applicable)
------------------------------------------------------------------------------
Oppenheimer High Income      Seeks high current income from OppenheimerFunds,
Fund/VA                      investments in high yield      Inc.
                             fixed income securities,
                             including unrated securities
                             or high-risk securities in
                             lower rating categories. These
                             securities may be considered
                             speculative. This fund may
                             have substantial holdings of
                             lower-rated debt securities or
                             "junk" bonds. The risks of
                             investing in junk bonds are
                             described in the prospectus
                             for the Oppenheimer Variable
                             Account Funds, which should be
                             read carefully before
                             investing.
------------------------------------------------------------------------------
Oppenheimer Multiple         Seeks total investment return  OppenheimerFunds,
Strategies Fund/VA           (which includes current income Inc.
                             and capital appreciation in
                             the values of its shares) from
                             investments in common stocks
                             and other equity securities,
                             bonds and other debt
                             securities, and "money market"
                             securities.
------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND,
INC.

PBHG Growth II Portfolio     Seeks to achieve capital       Pilgrim Baxter &
                             appreciation by investing at   Associates, Ltd.
                             least 65% of its total assets
                             in the growth securities
                             (primarily common stocks) of
                             small and medium sized
                             companies (market
                             capitalization or annual
                             revenues between $500 million
                             and $10 billion) that, in the
                             adviser's opinion, have an
                             outlook for strong earnings
                             growth and capital
                             appreciation potential.
------------------------------------------------------------------------------
PBHG Large Cap Growth        Seeks long term growth of      Pilgrim Baxter &
Portfolio                    capital obtained by investing  Associates, Ltd.
                             at least 65% of its total
                             assets in growth securities
                             (primarily common stocks) of
                             large capitalization companies
                             (market capitalization over $1
                             billion) that, in the
                             adviser's opinion, have an
                             outlook for strong earnings
                             growth and capital
                             appreciation potential.
------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE
SERIES FUNDS INC

Salomon Investors Fund       Seeks long-term growth of      Salomon Brothers
                             capital with current income as Asset Management
                             a secondary objective,         Inc
                             primarily through investments
                             in common stocks of well-known
                             companies.
------------------------------------------------------------------------------
Salomon Strategic Bond       Seeks high level of current    Salomon Brothers
Fund                         income with capital            Asset Management
                             appreciation as a secondary    Inc
                             objective, through a globally
                             diverse portfolio of fixed-
                             income investments, including
                             lower-rated fixed income
                             securities commonly known as
                             junk bonds.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average  Salomon Brothers income by primarily investing  Asset Management
                           in a broad variety of          Inc
                           securities, including stocks,
                           fixed-income securities and
                           short-term obligations.
----------------------------------------------------------------------------

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because the 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy, and not all portfolios may be available to all classes of Policies. The new portfolios may have higher fees and charges than the ones they replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify you in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. (See Transfers Before the Maturity Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of Policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 .  reconciling and depositing cash receipts;

 .  providing Policy confirmations and periodic statements;

 .  providing toll-free inquiry services; and

 .  furnishing telephone and internet transaction services.

The risks we assume include:

 .  the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender. If your policy form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see Appendix A .

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:


                                                           Surrender Charge
          Number of Full and                              as a Percentage of
       Partially Completed Years                          the Surrendered or
         Since We Received the                           Partially Surrendered
            Premium Payment                                 Premium Payment
      ------------------------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                               6%
                   2                                               6%
                   3                                               6%
                   4                                               6%
                   5                                               4%
                   6                                               2%
               7 or more                                           0%
      ------------------------------------------------------------------------

We do not assess the surrender charge on surrenders:

  .  of amounts representing gain (as defined below);

  .  of free withdrawal amounts (as defined below);

  . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

  .  if a waiver of surrender charge provision applies; or

  .  if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the Valuation Day we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d)  is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.40% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from Account 4 are reflected in your Account Value.


OTHER CHARGES

Charges for Optional Death Benefits

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB") and/or the Optional Death Benefit ("ODB"). We deduct these charges against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit(s). We will allocate the annual optional GMDB charge and/or ODB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB and/or the ODB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge. For the optional Guaranteed Minimum Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior policy year's average Guaranteed Minimum Death Benefit. For the elective Optional Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.25% of your Account Value.

POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is more than $75,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's Prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible premium variable deferred annuity Policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy (such as differences in fees, charges and benefits) because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

The discussion about the Policy in this Prospectus relates to Policies that use policy form P1150 10/98. If your policy form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this Prospectus. Please see Appendix A for a description of these features in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Policies. The Annuitant cannot be older than age 85, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $5,000 (or $2,000 if your Policy is an IRA Policy). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies and $100 for other Qualified Policies. Different limits and other restrictions may apply.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which our Home Office receives the premium payment. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of the portfolios.

We will determine the value of your initial purchase payment no later than two business days after we receive your completed application and all other information necessary for processing your purchase order. We will determine the value of any subsequent purchase payments you make as of the end of the Valuation Period during which we receive the purchase payment.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of the Account 4 or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4 under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation to the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation.

Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, all transfers under the Policy are free. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar month. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

(i) if any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

TELEPHONE/ INTERNET TRANSACTIONS

(ii) if the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Policy by calling or electronically contacting us provided we received your prior written authorization at our Annuity Customer Service Center. These include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,

 . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or

 . tape recording telephone instructions or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone and internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialServices.com

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet may not always be available. Any computer system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Annuity Customer Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party possesses this ability on behalf of many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use this program, you must transfer at least $100 from the Money Market Investment Subdivision and/or interest rate guarantee period with each transfer.

The dollar-cost averaging will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; and

 . when the value of the Money Market Investment Subdivision and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.

Account with a new guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $100 or that reduces Account Value to less than $1,000. If your partial surrender request would reduce Account Value to less than $1,000, we will surrender your Policy in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge and any optional benefit charges) on the Valuation Day we receive a request for surrender less any applicable surrender charge and any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling our Annuity Customer Service Line, from which Investment Subdivisions or guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis, in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. See The Death Benefit.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the Policy Date (unless we allow an earlier date). To participate in the program, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Annuity Customer Service Center.

Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Account Value you have in the Guarantee Account.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 .  you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $5,000. If a systematic withdrawal would cause the Account Value to be less than $5,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege. (See Surrender Charge.)

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere. If your policy form is P1143 4/94, please see Appendix A for a description of certain provisions of your Death Benefit.

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death, and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the number of Policy years elapsed since you purchased the Policy.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first six Policy years, the unadjusted Death Benefit is the greater of:

   (i) Account Value determined as of the date of the Annuitant's death; or

  (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first six Policy years, the unadjusted Death Benefit is the greater of:

   (i) Account Value determined as of the date of the Annuitant's death; or

  (ii) the unadjusted Death Benefit on the last day of the preceding 6-year Death Benefit period, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the greater of:

   (i) Account Value determined as of the date of the Annuitant's death; or

  (ii) The total of premium payments made adjusted by the proportion that any partial surrenders (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

This benefit may not apply in your state. If it does not, the unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no partial surrenders and no additional premium payments, (iii) is not subject to premium taxes, and (iv) the Annuitant's age is 80 or younger on the Policy Date, then:

                                                                                       Unadjusted
                                      Account                                            Death
      IssueYear                        Value                                            Benefit
     ----------------------------------------------------------------
        Issue                         $100,000                                          $100,000
          1                           $110,000                                          $110,000
          2                           $ 90,000                                          $100,000
          3                           $ 80,000                                          $100,000
          4                           $120,000                                          $120,000
          5                           $130,000                                          $130,000
          6                           $150,000                                          $150,000
          7                           $160,000                                          $160,000
          8                           $130,000                                          $150,000
          9                           $ 90,000                                          $150,000
         10                           $170,000                                          $170,000
         11                           $140,000                                          $150,000
         12                           $135,000                                          $150,000
         13                           $120,000                                          $150,000
     ----------------------------------------------------------------

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                                                                                           Unadjusted
                           Premium                         Account                           Death
       Date                Payment                          Value                           Benefit
     ----------------------------------------------------------------
      3/31/00              $10,000                         $10,000                          $10,000
      3/31/08                                               20,000                           20,000
      3/31/09                                               14,000                           20,000
     ----------------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1)  Owner or Joint Owners;

(2)  Primary Beneficiary;

(3)  Contingent Beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium allocation in effect at that time. Any Death Benefit payable subsequently

   (at the death of the new Annuitant) will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the surrender value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

         ------------------------------------------
         Person Who Died            Proceeds Paid
         ------------------------------------------
         Owner or Joint Owner       Surrender Value
         (who is not an Annuitant)
         ------------------------------------------
         Owner or Joint Owner       Death Benefit
         (who is an Annuitant)
         ------------------------------------------
         Annuitant                  Death Benefit
         ------------------------------------------

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.


OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Death Benefit otherwise payable. (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtector".) If your policy form is P1143 4/94, please see Appendix A for a description of the GMDB which may apply under your Policy.

If the GMDB Rider applies, the Death Benefit will be the greater of: (i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value;

(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender including any applicable surrender charge reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

We charge you for this benefit. This charge will not exceed .35% of the prior year's average Guaranteed Minimum Death Benefit. See Charges for Optional Death Benefits. Amounts payable under the Guaranteed Minimum Death Benefit Rider are subject to the distribution rules described above.

The optional GMDB Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL DEATH BENEFIT

The Optional Death Benefit Rider (which may be referred to as the "Annual EstateProtector" in our marketing materials) provides for an annual step-up in death benefit, as described below. The Designated Beneficiary may elect the Optional Death Benefit at any time after the Annuitant's death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. If your policy form is P1143 4/94, please see Appendix A for a description of the Optional Death Benefit that may apply to your Policy.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premium payments made, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, adjusted for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

Your election of the Optional Death Benefit Rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the

Policy Anniversary following the date of receipt of the Owner's request to terminate the rider.

The Optional Death Benefit Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

We charge you for this benefit. This charge will not exceed .25% of Account Value. See Charges for Optional Death Benefits.

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

Income Payments

The Maturity Date is provided in the Policy, unless you change it after issue. Until income payments begin, you may change the Maturity Date to any date at least ten years after the date of the last purchase payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum maturity age. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Account Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

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


We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income For A Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income Of A Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life And Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 .  your optional payment plan;

 .  the allocation of your investment among the Investment Subdivisions; and

 . the Owner, Joint Owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1.  The maturity value;

2. The annuity tables contained in the Policy including the settlement age tables;

3.  The optional payment plan selected; and

4.  The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1.  First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

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


3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

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

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional GMDB Rider and ODB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

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


Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

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


 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

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


Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans", including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Retirement Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified retirement plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the optional GMDB Rider or the ODB Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a Policy and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared With Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified retirement plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

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


Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2,

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer, or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Retirement Plan to
Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

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

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

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

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker/dealers (including our affiliate, Terra Securities Corporation) will sell the Policies. These broker/dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage will also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 7.00% of your aggregate premium payments.

Under certain circumstances broker/dealers may be paid a persistency trail commission which will take into account, among other things, the length of time purchase payments have been held under the Policy, and Account Values. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Values considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against the Janus Aspen Series (Service Shares) as compensation for providing certain distribution and shareholder support services to those portfolios.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void. Unless state law requires that we return your premium payments, the amount of the refund you receive will equal the Account Value less any adjustments required by applicable law or regulation on the date we receive the Policy, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the greater of (1) the Account Value without any surrender charges, plus any amount deducted from your premium payments before we allocated them to Account 4 (excluding any charges the portfolios may have deducted), and (2) the premium payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the Policy for a refund.

Once we change our allocation procedure with respect to the free-look period (see Allocation of Premium Payments), the amount of the refund in states that require that premium payments be returned will equal the premium payments made less any withdrawals you previously made.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

To be updated in subsequent filing.

                   Accumulation Accumulation  No. of  Accumulation Accumulation   No. of   Accumulation Accumulation   No. of
                   Unit Values  Unit Values   Units   Unit Values  Unit Values    Units    Unit Values  Unit Values    Units
                      as of        as of      as of      as of        as of       as of       as of        as of       as of
Funds                1/02/01      12/31/00   12/31/00   1/03/00      12/31/99    12/31/99    1/04/99      12/31/98    12/31/98
-------------------------------------------------------------------------------------------------------------------------------
The Alger
 American Fund
 Alger American
  Growth
  Portfolio                                              25.72        25.69      8,583,493    19.38        19.48      5,605,283
 Alger American
  Small
  Capitalization
  Portfolio                                              16.96        17.04      6,310,836    11.93        12.05      6,082,414
Federated
 Insurance Series
 Federated
  American
  Leaders Fund II                                        17.24        17.58      4,554,700    16.73        16.72      3,955,083
 Federated High
  Income Bond
  Fund II                                                15.29        15.32      3,376,105    15.22        15.19      2,977,691
 Federated
  Utility Fund II                                        18.53        18.87      2,483,985    18.78        18.82      1,950,915
Fidelity Variable
 Insurance
 Products Fund
 VIP Equity-
  Income
  Portfolio                                              40.98        42.08     10,963,577    39.97        40.14     11,335,446
 VIP Growth
  Portfolio                                              71.51        71.67      4,760,717    52.88        52.89      3,818,261
 VIP Overseas
  Portfolio                                              32.43        32.29      1,525,527    23.64        22.96      1,616,956
Fidelity Variable
 Insurance
 Products Fund II
 VIP II Asset
  Manager
  Portfolio                                              29.60        29.86      3,361,601    27.21        27.26      3,176,311
 VIP II
  Contrafund
  Portfolio                                              31.40        31.91     11,622,130    25.84        26.04     10,085,800
Fidelity Variable
 Insurance
 Products Fund
 III
 VIP III Growth &
  Income
  Portfolio                                              16.70        17.00      5,051,739    15.71        15.80      2,843,815
 VIP III Growth
  Opportunities
  Portfolio                                              15.23        15.51      4,766,024    15.02        15.08      2,958,791
GE Investments
 Funds, Inc.
 Global Income
  Fund                                                   10.45        10.44        291,731    11.50        11.45        285,995
 Income Fund                                             10.30        10.36      2,729,732    10.64        10.66      1,884,740
 International
  Equity Fund                                            18.71        18.60        735,974    15.08        14.48        641,918
 Mid-Cap Value
  Equity Fund
  (formerly known
  as Value Equity
  Fund)                                                  15.58        15.97      3,011,792    13.83        13.81      2,140,000
 Money Market
  Fund                                                   15.50        15.50     13,992,458    14.97        14.97      9,232,947
 Premier Growth
  Equity Fund                                            11.53        11.75        802,961
 Real Estate
  Securities Fund                                        14.44        14.65      1,409,644    15.07        14.89      1,753,483
 S&P 500 Index
  Fund                                                   57.60        58.17      7,955,210    48.86        48.91      5,187,559
 Total Return
  Fund                                                   36.07        36.44      1,884,184    32.72        32.63      1,425,134
 U.S. Equity Fund                                        12.36        12.57      1,613,261    10.62        10.66        180,295
Goldman Sachs
 Variable
 Insurance Trust
 Fund
 Goldman Sachs
  Growth and
  Income Fund                                             9.09         9.20        779,766     8.89         8.85        428,936
 Goldman Sachs
  Mid Cap Value
  Fund                                                    8.19         8.35      1,156,388     8.57         8.55        345,533
Janus Aspen
 Series
 Aggressive
  Growth
  Portfolio                                              59.21        58.97      5,067,599    26.24        26.53      3,488,695
 Balanced
  Portfolio                                              23.97        24.24     12,451,725    19.38        19.40      6,060,191
 Capital
  Appreciation
  Portfolio                                              32.18        32.13      6,407,884    19.72        19.51      1,494,358
 Flexible Income
  Portfolio                                              13.38        13.41      3,172,870    13.38        13.39      1,911,151
 Growth Portfolio                                        35.64        35.98     11,701,274    25.32        25.35      8,827,221
 International
  Growth
  Portfolio                                              28.74        28.32      4,728,347    16.19        15.76      3,856,210
 Worldwide Growth
  Portfolio                                              47.66        47.11     14,578,854    29.67        29.05     12,554,733
Oppenheimer
 Variable Account
 Funds
 Oppenheimer
  Aggressive
  Growth Fund/VA                                         73.96        71.49      2,933,967    39.02        39.49      3,113,007
 Oppenheimer Bond
  Fund/VA                                                20.77        20.88      2,531,310    21.47        21.51      1,976,510
 Oppenheimer
  Capital
  Appreciation
  Fund/VA                                                61.95        62.71      3,232,987    44.77        44.90      3,012,849
 Oppenheimer High
  Income Fund/VA                                         31.06        31.09      3,792,914    30.29        30.24      3,720,027
 Oppenheimer
  Multiple
  Strategies
  Fund/VA                                                29.73        29.91      1,504,814    27.30        27.13      1,558,580
PBHG Insurance
 Series Fund,
 Inc.
 PBHG Growth II
  Portfolio                                              22.55        22.20      1,242,408    11.28        11.36        839,596
 PBHG Large Cap
  Growth
  Portfolio                                              24.56        24.57        811,131    14.90        15.08        696,037
Salomon Brothers
 Variable Series
 Funds Inc
 Salomon
  Investors Fund                                         13.12        13.36        111,934    12.03        12.14            863
 Salomon
  Strategic Bond
  Fund                                                   10.12        10.13        245,779    10.27        10.24         10,094
 Salomon Total
  Return Fund                                            10.52        10.60        175,544    10.66        10.67         25,915

                          Accumulation Accumulation   No. of   Accumulation Accumulation
                          Unit Values  Unit Values   Units as  Unit Values  Unit Values    No. of
                             as of        as of         of        as of        as of     Units as of
Funds                       1/02/98      12/31/97    12/31/97    1/04/96      12/31/96    12/31/96
----------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio@                 13.13        13.34      4,380,186     9.63        10.76      2,962,177
 Alger American Small
  Capitalization
  Portfolio@                 10.47        10.58      5,645,458     9.38         9.63      3,568,152
Federated Insurance
 Series
 Federated American
  Leaders Fund II@           14.45        14.42      2,056,691    12.20        13.41      1,130,433
 Federated High Income
  Bond Fund II               15.01        15.00      1,886,887    11.86        13.37        809,989
 Federated Utility Fund
  II@                        16.68        16.75      1,325,701      --         11.05        265,832
Fidelity Insurance
 Products Fund
 VIP Equity-Income
  Portfolio                  36.54        36.47     10,074,173
 VIP Growth Portfolio        38.59        38.45      3,614,598    17.87        20.20      2,248,519
 VIP Overseas Portfolio      20.76        20.65      1,762,588    13.88        16.60      5,493,999
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Asset Manager
  Portfolio                  24.06        24.03      2,678,933      --           --             --
 VIP II Contrafund
  Portfolio@                 20.29        20.32      8,595,677      --           --             --
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio+                 12.38        12.36        976,086      --           --             --
 VIP III Growth
  Opportunities
  Portfolio+                 12.35        12.28      1,049,540      --           --             --
GE Investments Funds,
 Inc.
 Global Income Fund+         10.24        10.24         79,290    13.35        13.88      3,893,379
 Income Fund                 10.05        10.01        908,249    16.60        16.59        276,196
 International Equity
  Fund@                      12.57        12.50        614,410    24.52        30.11      1,262,502
 Mid-Cap Value Equity
  Fund (formerly known
  as Value Equity Fund)+     13.11        13.13        730,616      --           --             --
 Money Market Fund           14.43        14.42      4,980,487    22.27        24.29        659,251
 Premier Growth Equity
  Fund                         --           --                    10.61        11.51        332,403
 Real Estate Securities
  Fund@                      18.28        18.34      1,478,247    11.59        15.57        428,969
 S&P 500 Index Fund          38.82        38.68      3,025,140      --           --             --
 Total Return Fund           28.37        28.26        928,145      --           --             --
 U.S. Equity Fund              --           --                      --           --             --
Goldman Sachs Variable
 Insurance Trust Fund
 Goldman Sachs VIT
  Growth and Income Fund       --           --             --       --           --             --
 Goldman Sachs VIT Mid
  Cap Value Fund               --           --             --       --           --             --
Janus Aspen Series
 Aggressive Growth
  Portfolio                  19.84        20.04      3,442,667    13.41        15.66      4,882,922
 Balanced Portfolio@         14.66        14.65      2,804,435    16.95        18.04      2,662,051
 Capital Appreciation
  Portfolio+                 12.51        12.54        163,550    14.91        11.67        682,605
 Flexible Income
  Portfolio@                 12.49        12.45        869,089      --         18.97      5,146,187
 Growth Portfolio            18.98        18.95      7,270,898    10.62        12.17        992,496
 International Growth
  Portfolio+                 13.65        13.63      3,001,600    10.48        11.29        325,169
 Worldwide Growth
  Portfolio                  22.98        22.85     10,111,685      --           --             --
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA             36.75        36.72      2,462,359    24.31        27.63      1,715,755
 Oppenheimer Bond
  Fund/VA                    20.54        20.42        994,017    18.35        18.96        707,097
 Oppenheimer Capital
  Appreciation Fund/VA       35.33        35.64      3,176,448    27.31        32.37      2,121,294
 Oppenheimer High Income
  Fund/VA                    30.60        30.57      2,934,974    23.81        29.40      1,091,602
 Oppenheimer Multiple
  Strategies Fund/VA         25.90        25.80      1,200,126    19.60        22.32        748,002
PBHG Insurance Series
 Fund, Inc.
 PBHG Growth II
  Portfolio+                 10.52        10.65        576,010      --           --             --
 PBHG Large Cap Growth
  Portfolio+                 11.61        11.71        346,833      --           --             --
Salomon Brothers
 Variable Series Fund
 Inc
 Salomon Investors Fund      24.06        24.03      2,678,933    25.62        28.87      7,041,867
 Salomon Strategic Bond
  Fund                       20.29        20.32      8,595,677    27.93        31.58      3,026,574
 Salomon Total Return
  Fund                         --           --             --     16.82        18.78      1,557,443

                          Accumulation Accumulation  No. of   Accumulation Accumulation  No. of
                          Unit Values  Unit Values    Units   Unit Values  Unit Values   Units
                             as of        as of       as of      as of        as of      as of
Funds                       1/03/95      12/31/95   12/31/95    7/21/94      12/31/94   12/31/94
------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth@        --          9.63       312,011      --           --          --
 Alger American Small
  Capitalization@              --          9.38       401,258      --           --          --
Federated Insurance
 Series
 Federated American
  Leaders II                   --           --            --       --           --          --
 Federated High Income
  Bond II@                     --         11.86       123,152      --           --          --
 Federated Utility II@         --         12.20       463,476      --           --          --
Fidelity Variable
 Insurance Products Fund
 VIP Equity-Income           19.56        25.62     3,119,975    18.71        19.23     276,392
 VIP Growth                  21.27        27.93     1,525,015    19.45        20.92     141,845
 VIP Overseas                15.82        16.82       829,371    16.18        15.55     197,672
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Asset Manager        15.70        17.87     1,469,667    15.80        15.50     450,885
 VIP II Contrafund@            --         13.88     2,007,948      --           --          --
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth and
  Income+                      --           --            --       --           --          --
 VIP III Growth
  Opportunities+               --           --            --       --           --          --
GE Investments Funds,
 Inc.
 Global Income+                --           --            --       --           --          --
 Government Securities       14.61        16.60       153,756    14.47        14.38         889
 Income                        --           --            --       --           --          --
 International Equity@         --         10.61        47,044      --           --          --
 Mid-Cap Value Equity
  Fund (formerly known
  as Value Equity Fund)+       --           --            --       --           --          --
 Money Market                13.01        13.35     1,508,360    12.61        12.79      75,600
 Real Estate Securities@       --         11.59        34,477      --           --          --
 S&P 500 Index               18.58        24.52       400,009    17.96        18.27      10,408
 Total Return                17.94        22.27       252,584    17.15        17.65      12,498
 U.S. Equity                   --           --            --       --           --          --
Goldman Sachs Variable
 Insurance Trust Fund
 Goldman Sachs VIT
  Growth and Income            --           --            --       --           --          --
 Goldman Sachs VIT Mid
  Cap Equity                   --           --            --       --           --          --
Janus Aspen Series
 Aggressive Growth           13.53        16.95     1,251,004    11.51        13.48     169,799
 Balanced@                     --         10.62        73,538      --           --          --
 Capital Appreciation+         --           --            --       --           --          --
 Flexible Income@              --         10.48        36,272      --           --          --
 Growth                      10.48        13.41     1,875,640    10.30        10.44     159,068
 International Growth+         --           --            --       --           --          --
 Worldwide Growth            11.91        14.91     1,227,070    11.63        11.87     117,700
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth                     21.25        27.31       582,579    19.39        20.90      68,052
 Oppenheimer Bond            16.17        18.35       275,480    16.08        15.90      11,655
 Oppenheimer Growth          17.97        23.81       423,764    16.88        17.67      12,276
 Oppenheimer High Income     20.83        24.31       561,144    20.99        20.49      77,818
 Oppenheimer Multiple
  Strategies                 17.66        19.60       256,681    16.27        16.38      26,302
PBHG Insurance Series
 Fund, Inc.
 PBHG Growth II+               --           --            --       --           --          --
 PBHG Large Cap Growth+        --           --            --       --           --          --
------------------------------------------------------------------------------------------------

 + Unit Values are not shown for the Investment Subdivisions investing in these portfolios, as they were not available to Account 4 Owners during the periods shown.
 @ Accumulation Unit Values as of 1/31/95 are not shown for the Investment Subdivisions investing in these portfolios as they were not available to Account 4 Owners at that time.

Appendix A

Policy Form P1143 4/94

The purpose of this Appendix is to show certain benefits for Policies issued on Policy Form P1143 4/94.

DEATH BENEFIT AT DEATH OF ANNUITANT

For Policies issued before May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant was age 80 or younger on the Policy Date, and dies prior to the Maturity Date while the Policy is in force, the Designated Beneficiary may elect a Death Benefit within 90 days of the date of such death.

During the first six Policy years, the Death Benefit will be the greater of:
(1) the total premium payments made, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charge, and (2) the Account Value on the date we receive due proof of death.

During subsequent six year periods, the Death Benefit will be the greater of:
(1) the Death Benefit on the last day of the previous six year period, plus any premium payments made since then, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charges since then, and (2) the Account Value on the date we receive due proof of death.

If the request for payment of the Death Benefit occurs more than 90 days after the date of the Annuitant's death, and/or if the deceased Annuitant was age 81 or older on the Policy Date, we will pay the Surrender Value instead of the Death Benefit.

For Policies issued on or after May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant dies before income payments begin, the Designated Beneficiary may elect to surrender the Policy for a Death Benefit by notifying us of such election within 90 days of the date of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value instead of the Death Benefit.

The Death Benefit will be the greater of (1) the minimum Death Benefit (described below); or (2) the Account Value on the date we receive due proof of death of the annuitant. During the first six Policy Years, or if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total of premiums paid, less adjustments for any partial surrenders. During any subsequent six year period if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six year period, plus any premiums paid since that day, less adjustments for any partial surrenders since that day.

Surrender charges will apply if the Designated Beneficiary surrenders the Policy more than 90 days after death of the Annuitant, without regard to whether or not the Account Value was increased.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Death Benefit under the optional Guaranteed Minimum Death Benefit Rider will be the greater of: (1) the Death Benefit described immediately above under "Death Benefit at Death of Annuitant" (above), and (2) the greater of (A) the optional Guaranteed Minimum Death Benefit, and (B) the Account Value of the Policy on the date we received proof of the Annuitant's death, or, if later, the date of the request. The optional Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the premium payments made. At the end of each Valuation Period after such date, the optional Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders made prior to or during that Valuation Period; or (2) the optional Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial surrenders plus their applicable surrender charges during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the optional Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the net investment factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these Investment Subdivisions include only the Money Market Investment Subdivision. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

If you elect the optional Guaranteed Minimum Death Benefit Rider, the rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of your request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the optional Guaranteed Minimum Death Rider. See Charges for Optional Death Benefits. Amounts payable under the optional Guaranteed Minimum Death Benefit Rider are subject to the distribution rules.

OPTIONAL DEATH BENEFIT RIDER

The Optional Death Benefit Rider provides for an annual step-up in the Death Benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The Optional Death Benefit Rider may not be available in all states or markets.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant" (above), and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premiums paid, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

If you elect the Optional Death Benefit Rider, the rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. See Charges for Optional Death Benefits. Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules.

SURRENDER CHARGE

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

REDUCED CHARGES ON CERTAIN SURRENDERS

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, no surrender charge applies to the first surrender of the policy year, if the amount surrendered is not more than 10% of the Account Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the Policy year is a full surrender, or a partial surrender of more than 10% of the Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Account Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. If the first surrender of the Policy year is less than an amount equal to 10% of the Account Value, you may elect to receive additional partial surrenders without surrender charges until the total amount withdrawn during that Policy year reaches that amount. For instance, if your Account Value is $10,000 and you withdraw $500, you may withdraw an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

WAIVER OF SURRENDER CHARGES IN THE EVENT OF HOSPITAL OR NURSING FACILITY CONFINEMENT

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

 . An Annuitant is, or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

 . Such confinement begins at least one year after the Policy Date;

 . An Annuitant was age 80 or younger on the Policy Date; and

 . We receive the request for the full or partial surrender, together with proof of such confinement, in our Home Office while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

Appendix B
STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the deduction all fees and charges assessed under the Policy, that is, the portfolio expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value in Account 4), the administrative expense charge (deducted daily at an effective annual rate of
 .15% of Account Value in Account 4), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect charges for the optional riders and assume no premium taxes apply.

                                    Table 1
                           Standardized Total Returns

                            For the  For the  For the   From the
                             1-year   5-year  10-year   Inception    Date of
                             period   period   period  In Separate Inception In
                             ended    ended    ended   Account to    Separate
                            12/31/00 12/31/00 12/31/00  12/31/00     Account*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                                                          10/02/95
 AlgerAmerican Small
  Capitalization Portfolio                                           10/02/95
Federated Insurance Series
 Federated American
  Leaders Fund II                                                    05/01/96
 Federated High Income
  Bond Fund II                                                       01/04/95
 Federated Utility Fund II                                           01/04/95
Fidelity Variable
 Insurance Products Fund
 VIP Equity-Income
  Portfolio                                                          05/02/88
 VIP Growth Portfolio                                                05/02/88
 VIP Overseas Portfolio                                              05/02/88
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Asset Manager
  Portfolio                                                          10/03/89
 VIP II Contrafund
  Portfolio                                                          01/04/95
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio                                                          05/01/97
 VIP III Growth
  Opportunities Portfolio                                            05/01/97
GE Investments Funds, Inc.
 Global Income Fund                                                  05/01/97
 Income Fund                                                         12/12/97
 International Equity Fund                                           05/01/95
 Mid-Cap Value Equity Fund
  (formerly known as Value
  Equity Fund)                                                       05/01/97
 Money Market Fund                                                   05/02/88
 Premier Growth Equity
  Fund                                                               05/03/99
 Real Estate Securities
  Fund                                                               05/01/95
 S&P 500 Index Fund                                                  05/02/88
 Total Return Fund                                                   05/02/88
 U.S. Equity Fund                                                    05/01/98
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                                                        05/01/98
 Goldman Sachs Mid Cap
  Value Fund                                                         05/01/98
Janus Aspen Series
 Aggressive Growth
  Portfolio                                                          09/13/93
 Balanced Portfolio                                                  10/02/95
 Capital Appreciation
  Portfolio                                                          05/01/97
 Flexible Income Portfolio                                           10/02/95
 Global Life Sciences
  Portfolio**
 Global Technology
  Portfolio**
 Growth Portfolio                                                    09/13/93
 International Growth
  Portfolio                                                          05/01/96
 Worldwide Growth
  Portfolio                                                          09/13/93
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA                                                     05/02/88
 Oppenheimer Bond Fund/VA                                            05/02/88
 Oppenheimer Capital
  Appreciation Fund/VA                                               05/02/88
 Oppenheimer High Income
  Fund/VA                                                            05/02/88
 Oppenheimer Multiple
  Strategies Fund/VA                                                 05/02/88
PBHG Insurance Series
 Fund, Inc.
 PBHG Growth II Portfolio                                            05/01/97
 PBHG Large Cap Growth
  Portoflio                                                          05/01/97
Salomon Brothers Variable
 Series Funds Inc
 Salomon Investors Fund                                              10/12/98
 Salomon Strategic Bond
  Fund                                                               10/12/98
 Salomon Total Return Fund                                           10/12/98
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
 * Date on which a particular portfolio was first available in Account 4. As Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.
** Investment Subdivision has not yet been made available to Account 4.

Past performance is not a guarantee of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by most of the charges currently assessed under the Policy, as if the Policy had been in existence since the inception of the portfolio. In Table 2, non-standard total returns for the portfolios reflect deductions of the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value in Account 4), the administrative expense charge (deducted daily at an effective annual rate of
 .15% of Account Value in Account 4), and the surrender charge. In Table 2, we assume that you make a complete surrender of the Policy at the end of the period, therefore we deduct the surrender charge. We do not deduct the policy maintenance charge. In Table 3, we assume that you do not surrender the Policy, and we do not deduct the surrender charge or the policy maintenance charge. The total returns do not reflect charges for the optional riders, and assume no premium taxes apply.

                                    Table 2

     Non-Standardized Performance Data assuming surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio                                      01/09/89
 Alger American Small Capitalization
  Portfolio                                                           09/21/88
Federated Insurance Series
 Federated American Leaders Fund II                                   02/10/94
 Federated High Income Bond Fund II                                   03/01/94
 Federated Utility Fund II                                            02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                                          10/09/86
 VIP Growth Portfolio                                                 10/09/86
 VIP Overseas Portfolio                                               01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio                                       09/06/89
 VIP II Contrafund Portfolio                                          01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio                                    12/31/96
 VIP III Growth Opportunities Portfolio                               01/03/95
GE Investments Funds, Inc.
 Global Income Fund                                                   05/01/97
 Income Fund                                                          01/02/95
 International Equity Fund                                            05/01/95
 Mid-Cap Value Equity Fund
  (formerly known as Value Equity Fund)                               05/01/97
 Money Market Fund                                                    06/30/85
 Premier Growth Equity Fund                                           12/12/97
 Real Estate Securities Fund                                          05/01/95
 S&P 500 Index Fund                                                   04/14/85
 Total Return Fund                                                    07/01/85
 U.S. Equity Fund                                                     01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund                                 01/12/98
 Goldman Sachs Mid Cap Value Fund                                     04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                                          09/13/93
 Balanced Portfolio                                                   09/13/93
 Capital Appreciation Portfolio                                       05/01/97
 Flexible Income Portfolio                                            09/13/93
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio                                                     09/13/93
 International Growth Portfolio                                       05/02/94
 Worldwide Growth Portfolio                                           09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA                                08/15/86
 Oppenheimer Bond Fund/VA                                             04/03/85
 Oppenheimer Capital Appreciation Fund/VA                             04/03/85
 Oppenheimer High Income Fund/VA                                      04/30/86
 Oppenheimer Multiple Strategies Fund/VA                              02/09/87
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portofolio                                            05/01/97
 PBHG Large Cap Growth Portfolio                                      05/01/97
Salomon Brothers Variable Series Funds
 Inc
 Salomon Investors Fund                                               02/17/98
 Salomon Strategic Bond Fund                                          02/17/98
 Salomon Total Return Fund                                            02/17/98
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

                                    Table 3

     Non-Standardized Performance Data assuming surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/00 12/31/00 12/31/00   Date*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization
  Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Global Income Fund
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund
  (formerly known as Value Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S&P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA
 Oppenheimer Bond Fund/VA
 Oppenheimer Capital Appreciation Fund/VA
 Oppenheimer High Income Fund/VA
 Oppenheimer Multiple Strategies Fund/VA
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio
 PBHG Large Cap Growth Portfolio
Salomon Brothers Variable Series Funds
 Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

Statement of Additional Information Table of Contents

                                                                            Page
The Policies                                                                  3
  Transfer of Annuity Units................................................   3
  Net Investment Factor....................................................   3
Termination of Participation Agreements....................................   4
Calculation of Performance Data............................................   5
  Money Market Investment Subdivision......................................   5
  Other Investment Subdivisions............................................   6
  Other Performance Data...................................................   8
Federal Tax Matters........................................................   9
  Taxation of GE Life & Annuity............................................   9
  IRS Required Distributions...............................................   9
General Provisions.........................................................  11
  Using the Policies as Collateral.........................................  11
  The Beneficiary..........................................................  11
  Non-Participating........................................................  11
  Misstatement of Age or Sex...............................................  11
  Incontestability.........................................................  11
  Statement of Values......................................................  11
  Written Notice...........................................................  11
Distribution of the Policies...............................................  11
Legal Developments Regarding Employment-Related Benefit Plans..............  12
Legal Matters..............................................................  12
Experts....................................................................  12
Financial Statements.......................................................  12

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1150 10/98 or P1143 4/94 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      Street

    ____________________________________________________________________________

             City                         State          Zip

Signature of Requestor _________________________________________________________
                                       Date

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1150 10/98
                                Form P1143 4/94

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis, or a combination of both.

You may allocate your premium payments to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of portfolios of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:

  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:

  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):

  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):

  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):

  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:

  Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):

  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly known as Mid Cap Equity Fund)

Janus Aspen Series:

  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

PBHG Insurance Series Fund, Inc.:

  PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio

Salomon Brothers Variable Series Funds Inc:

  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated       , 2001, concerning
Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is       , 2001.

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Synopsis....................................................................  13

Investment Results..........................................................  16

Financial Statements........................................................  17

GE Life and Annuity Assurance Company.......................................  18

Account 4...................................................................  19

The Guarantee Account.......................................................  31

Charges and Other Deductions................................................  33

The Policy..................................................................  38

Transfers...................................................................  42

Surrenders..................................................................  47

The Death Benefit...........................................................  49

Income Payments.............................................................  56

Federal Tax Matters.........................................................  60

Voting Rights...............................................................  69

Requesting Payments.........................................................  70

Distribution of the Policies................................................  71

Additional Information......................................................  72

Condensed Financial Information.............................................  74

Appendix A.................................................................. A-1

Appendix B.................................................................. B-1

Appendix C.................................................................. C-1

Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any optional benefit charges and policy maintenance charges) less any applicable surrender charge and any applicable premium tax.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that a Fund does not value its shares.

Valuation Period -- Period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:
-------------------------------------------------------------------------------
The maximum surrender charge (as a percentage of each premium
 payment surrendered/withdrawn):                                         6%
Transfer Charge (for each transfer after the first in a calendar
 month)/1/                                                             $10
 We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment. (Note: During each Policy year, up to 10% of premium payments plus any gain may be withdrawn without the imposition of the surrender charge. Also, we may waive the surrender charge in certain cases. See Surrender
  Charge.)

Annual Expenses (As A Percentage Of Account Value In Account 4):
-------------------------------------------------------------------------------
Mortality and Expense Risk Charge                                     1.25%
Administrative Expense Charge                                          .15%
                                                                      ----
 Total Annual Expenses                                                1.40%

Other Annual Expenses:
-------------------------------------------------------------------------------
 Annual Policy Maintenance Charge/2/                                  $ 25
 Optional Guaranteed Minimum Death Benefit Charge ("GMDB") (as a
  percentage of prior years average benefit amount)/3/                 .35%
 Optional Death Benefit Charge ("ODB") (as a percentage of Account
  Value)/4/                                                            .20%
 Maximum Optional Enhanced Death Benefit Charge ("OEDB") (as a
  percentage of prior year average Account Value)/5/                   .35%
-------------------------------------------------------------------------------

 /1/ We reserve the right to assess a $10 transfer charge for each transfer after the first in a calendar month.
 /2/ We do not assess this charge if your Account Value at the time the charge is due is more than $75,000.
 /3/ If the Optional Guaranteed Minimum Death Benefit applies. This may be referred to as the "Six Percent EstateProtector" in our marketing materials. /4/ If the Optional Death Benefit applies. This may be referred to as the
  "Annual EstateProtector" in our marketing materials.

 /5/ If the Optional Enhanced Death Benefit applies. We are currently charging
  .20% annually as a percentage of your average Account Value. This may be referred to as "GE Earnings ProtectorSM" in our marketing materials.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 2000 (as a percentage of each portfolio's average net assets):

                                  Management Fees            Other
                                    (after fee          Expenses (after  Total
                                    waivers as    12b-1  reimbursement   Annual
Portfolio                           applicable)   Fees  as applicable)  Expenses
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Small
  Capitalization Portfolio                 %          %          %           %
 Alger American Growth Portfolio
Federated Insurance Series
 Federated American Leaders Fund
  II
 Federated High Income Bond Fund
  II
 Federated Utility Fund II
Fidelity Variable Insurance
 Products Fund*/1/
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance
 Products Fund II*/2/
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance
 Products Fund III*/3/
 VIP III Growth & Income
  Portfolio
 VIP III Growth Opportunities
  Portfolio
GE Investments Funds, Inc./4/
 Global Income Fund
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund
  (formerly known as Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S&P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance
 Trust/5/
 Goldman Sachs Growth and Income
  Fund
 Goldman Sachs Mid Cap Value
  Fund (formerly known as Mid
  Cap Equity Fund)
Janus Aspen Series/6/
 Aggressive Growth Portfolio --
   Institutional Shares
 Balanced Portfolio --
   Institutional Shares
 Capital Appreciation
  Portfolio -- Institutional
  Shares
 Flexible Income Portfolio --
   Institutional Shares
 Global Life Sciences
  Portfolio -- Service Shares
 Global Technology Portfolio --
   Service Shares
 Growth Portfolio --
   Institutional Shares
 International Growth
  Portfolio -- Institutional
  Shares
 Worldwide Growth Portfolio --
   Institutional Shares

                               Management Fees             Other
                                 (after fee           Expenses (after  Total
                                 waivers as    12b-1   reimbursement   Annual
Portfolio                        applicable)   Fees   as applicable)  Expenses
------------------------------------------------------------------------------
Oppenheimer Variable Account
 Funds
 Oppenheimer Aggressive Growth
  Fund/VA                           0.66%      0.00%       0.01%        0.67%
 Oppenheimer Bond Fund/VA           0.72       0.00        0.01         0.73
 Oppenheimer Capital
  Appreciation Fund/VA              0.68       0.00        0.02         0.70
 Oppenheimer High Income
  Fund/VA                           0.74       0.00        0.01         0.75
 Oppenheimer Multiple
  Strategies Fund/VA                0.72       0.00        0.01         0.73
PBHG Insurance Series Fund,
 Inc./7/
 PBHG Growth II Portfolio           0.85       0.00        0.35         1.20
 PBHG Large Cap Growth
  Portfolio                         0.68       0.00        0.42         1.10
Salomon Brothers Variable
 Series Funds Inc/8/
 Salomon Investors Fund             0.70       0.00        0.28         0.98
 Salomon Strategic Bond Fund        0.80       0.00        0.20         1.00
 Salomon Total Return Fund          0.75       0.00        0.25         1.00

--------------------------------------------------------------------------------
 *The fees and expenses reported for the Variable Insurance Products Fund
  (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.

The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.
 /1/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 1999 for the VIP Equity-Income Portfolio would have been total annual expenses of .56%, consisting of .48% management fees and .08% other expenses; for VIP Overseas Portfolio total annual expenses of .87%, consisting of .73% management fees and .14% other expenses; for VIP Growth Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.
 /2/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 1999 for VIP II Asset Manager Portfolio would have been total annual expenses of .62%, consisting of .53% management fees and .09% other expenses; for VIP II Contrafund Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.
 /3/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 1999 for VIP III Growth & Income Portfolio would have been total annual expenses of .59%, consisting of .48% management fees and .11% other expenses; for VIP III Growth Opportunities Portfolio total annual expenses of .68%, consisting of .58% management fees and .10% other expenses.
 /4/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the

  Fund would have been 0.50%, consisting of 0.44% in management fees and 0.06% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund for the period from May 1, 1999 through April 30, 2000, which limitation was discontinued effective May 1, 2000. Absent that expense limitation, the total annual expenses of the Fund would have been 0.72%, consisting of 0.65% in management fees and 0.07% in other expenses.

We cannot guarantee that the reimbursements and the fee waivers provided by certain of the Funds will continue.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. They vary based on the riders selected, and whether you surrender or annuitize your Policy. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (shown above in Portfolio Annual Expenses), and assume that the applicable fee waivers and reimbursements will continue. We cannot guarantee that they will continue. The examples also assume that the $25 policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is more than $75,000 at the time the charge is due). To the extent the examples reflect charges for the optional Guaranteed Minimum Death Benefit Rider (the "GMDB"), Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider (the "OEDB"), the examples assume that the maximum charges apply. For the GMDB the maximum charge is .35% of the average benefit amount; for the ODB the maximum charge is .20% of Account Value; and for the OEDB the maximum charge is
 .35% of the prior Policy year's average Account Value at the beginning of the previous policy year and at the end of the previous policy year.

                                     * * *

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (excluding the GMDB, ODB and OEDB Rider):
1. If you surrender* your Policy at the end of the applicable period:

                                                 Without GMDB, ODB and OEDB
                                                           Riders
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Global Income Fund
 Income Fund

                                              Without GMDB, ODB and OEDB
                                                        Riders
Investment Subdivision Investing In:        1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund
 Oppenheimer Bond Fund
 Oppenheimer Capital Appreciation Fund
 Oppenheimer High Income Fund
 Oppenheimer Multiple Strategies Fund
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio
 PBHG Large Cap Growth Portfolio
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
---------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

                                                 Without GMDB, ODB and OEDB
                                                           Riders
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio

                                                 Without GMDB, ODB and OEDB
                                                           Riders
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Global Income Fund
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund
 Oppenheimer Bond Fund
 Oppenheimer Capital Appreciation Fund
 Oppenheimer High Income Fund
 Oppenheimer Multiple Strategies Fund
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio
 PBHG Large Cap Growth Portfolio
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
------------------------------------------------------------------------------

 * surrender includes annuitization over a period of less than 5 years

Examples: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (with the GMDB, ODB and OEDB riders):

3. If you surrender* your Policy at the end of the applicable period:

                                               With GMDB, ODB and OEDB Riders
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Global Income Fund
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund
 Oppenheimer Bond Fund
 Oppenheimer Capital Appreciation Fund
 Oppenheimer High Income Fund
 Oppenheimer Multiple Strategies Fund

                                            With GMDB, ODB and OEDB Riders
Investment Subdivision Investing In:        1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio
 PBHG Large Cap Growth Portfolio
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
---------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

                                               With GMDB, ODB and OEDB Riders
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio
 Alger American Small Capitalization Portfolio
Federated Insurance Series
 Federated American Leaders Fund II
 Federated High Income Bond Fund II
 Federated Utility Fund II
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II)
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
Fidelity Variable Insurance Products Fund III
 (VIP III)
 VIP III Growth & Income Portfolio
 VIP III Growth Opportunities Portfolio
GE Investments Funds, Inc.
 Global Income Fund
 Income Fund
 International Equity Fund
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)
 Money Market Fund
 Premier Growth Equity Fund
 Real Estate Securities Fund
 S & P 500 Index Fund
 Total Return Fund
 U.S. Equity Fund
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund
 Goldman Sachs Mid Cap Value Fund
Janus Aspen Series
 Aggressive Growth Portfolio
 Balanced Portfolio
 Capital Appreciation Portfolio
 Flexible Income Portfolio
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio

                                            With GMDB, ODB and OEDB Riders
Investment Subdivision Investing In:        1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------------------
 International Growth Portfolio
 Worldwide Growth Portfolio
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund
 Oppenheimer Bond Fund
 Oppenheimer Capital Appreciation Fund
 Oppenheimer High Income Fund
 Oppenheimer Multiple Strategies Fund
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio
 PBHG Large Cap Growth Portfolio
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund
 Salomon Strategic Bond Fund
 Salomon Total Return Fund
---------------------------------------------------------------------------

 *  surrender includes annuitization over a period of less than 5 years

The Funds supplied all of the figures provided under the subheading Portfolio Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

OTHER POLICIES

We offer other variable annuity policies which also may invest in the same portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this prospectus may vary from your Policy. If your Policy Form is P1143 4/94, please see the Appendix. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy to you. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payment, or a combination of both. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Policy.

What are my variable investment choices? Through its 43 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more portfolios of the 11 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 -- Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Policy. (Note: We waive this charge under certain conditions). See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of Account 4. These charges consist of .15% as an administrative expense charge and 1.25% as a mortality and expense risk charge. Additionally, we may impose an annual $25 policy maintenance charge. We also charge for the optional GMDB, the ODB and the OEDB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Portfolio Annual Expenses. These expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of an Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See The Policy -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax

Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund equal to your Account Value plus any charges we have deducted from premium payments prior to the allocation to Account 4 (and excluding any charges the portfolios may have deducted) on or before the date we received the returned Policy. Or, if greater, and required by the law of your state, we will refund your premium payments (less any withdrawals previously taken). This calculation may change. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges and policy maintenance charges. Results calculated without surrender charges and policy maintenance charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge, and the annual policy maintenance charge. Total returns do not reflect the optional GMDB charge, the ODB charge or the OEDB charge. They also do not reflect any premium taxes. See Appendix B for further information.

Financial Statements

The consolidated financial statements for GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 43 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net premium payments in accordance with your instructions among up to ten of the 43 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Account 4 meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges. Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 43 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may invest in up to ten Investment Subdivisions plus the Guarantee Account at any one time.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision         Investment Objective           applicable)
------------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American Growth      Seeks long-term capital        Fred Alger
Portfolio                  appreciation by focusing on    Management, Inc.
                           growing companies that
                           generally have broad
                           product lines, markets,
                           financial resources and
                           depth of management. Under
                           normal circumstances, the
                           portfolio invests primarily
                           in the equity securities of
                           large companies. The
                           portfolio considers a large
                           company to have a market
                           capitalization of $1
                           billion or greater.
------------------------------------------------------------------------------
Alger American Small       Seeks long-term capital        Fred Alger
Capitalization Portfolio   appreciation by focusing on    Management, Inc.
                           small, fast-growing
                           companies that offer
                           innovative products,
                           services or technologies to
                           a rapidly expanding
                           marketplace. Under normal
                           circumstances, the
                           portfolio invests primarily
                           in the equity securities of
                           small capitalization
                           companies. A small
                           capitalization company is
                           one that has a market
                           capitalization within the
                           range of the Russell 2000
                           Growth Index or the S&P(R)
                           Small Cap 600 Index.
------------------------------------------------------------------------------
FEDERATED INSURANCE
SERIES

Federated American         Seeks long-term growth of      Federated Investment
Leaders Fund II            capital with a secondary       Management Company
                           objective of providing
                           income. Seeks to achieve
                           its objective by investing,
                           under normal circumstances,
                           at least 65% of its total
                           assets in common stock of
                           "blue chip" companies.
------------------------------------------------------------------------------

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision          Investment Objective           applicable)
-------------------------------------------------------------------------------
Federated High Income       Seeks high current income      Federated Investment
Bond Fund II                by investing primarily in a    Management Company
                            diversified portfolio of
                            professionally managed
                            fixed-income securities.
                            The fixed income securities
                            in which the fund intends
                            to invest are lower-rated
                            corporate debt obligations,
                            commonly referred to as
                            "junk bonds." The risks of
                            these securities and their
                            high yield potential are
                            described in the prospectus
                            for the Federated Insurance
                            Series, which should be
                            read carefully before
                            investing.
-------------------------------------------------------------------------------
Federated Utility Fund II   Seeks high current income      Federated Investment
                            and moderate capital           Management Company
                            appreciation by investing
                            primarily in equity and
                            debt securities of utility
                            companies.
-------------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS FUND

VIP Equity-Income           Seeks reasonable income and    Fidelity Management
Portfolio                   will consider the potential    & Research Company;
                            for capital appreciation.      (subadvised by FMR
                            The fund also seeks a          Co., Inc.)
                            yield, which exceeds the
                            composite yield on the
                            securities comprising the
                            S&P 500 by investing
                            primarily in income-
                            producing equity securities
                            and by investing in
                            domestic and foreign
                            issuers.
-------------------------------------------------------------------------------
VIP Growth Portfolio        Seeks capital appreciation     Fidelity Management
                            by investing primarily in      & Research Company;
                            common stocks of companies     (subadvised by FMR
                            believed to have above-        Co., Inc.)
                            average growth potential.
-------------------------------------------------------------------------------
VIP Overseas Portfolio      Seeks long-term growth of      Fidelity Management
                            capital by investing at        & Research Company
                            least 65% of total assets      (subadvised by
                            in foreign securities,         Fidelity Management
                            primarily in common stocks.    & Research (U.K.)
                                                           Inc., Fidelity
                                                           Management &
                                                           Research (Far East)
                                                           Inc., Fidelity
                                                           International
                                                           Investments
                                                           Advisors, Fidelity
                                                           International
                                                           Investment Advisors
                                                           (U.K.) Limited, and
                                                           Fidelity Investments
                                                           Japan Limited;
                                                           subadvised by FMR
                                                           Co., Inc.)
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision         Investment Objective           applicable)
------------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS FUND
II (VIP II)

VIP II Asset Manager       Seeks high total return        Fidelity Management
Portfolio                  with reduced risk over the     & Research Company
                           long-term by allocating        (subadvised by
                           assets among stocks, bonds     Fidelity Management
                           and short-term and money       & Research (U.K.)
                           market instruments.            Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          Investments Japan
                                                          Limited and Fidelity
                                                          Investments Money
                                                          Management, Inc;
                                                          (subadvised by FMR
                                                          Co., Inc.)
------------------------------------------------------------------------------
VIP II Contrafund(R)       Seeks long-term capital        Fidelity Management
Portfolio                  appreciation by investing      & Research Company
                           mainly in common stocks and    (subadvised by
                           in securities of companies     Fidelity Management
                           whose value is believed to     & Research (U.K.)
                           have not been fully            Inc., Fidelity
                           recognized by the public.      Management &
                           This fund invests in           Research (Far East)
                           domestic and foreign           Inc and Fidelity
                           issuers. This fund also        Investments Japan
                           invests in "growth" stocks,    Limited; (subadvised
                           "value" stocks, or both.       by FMR Co., Inc.)
------------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS FUND
III (VIP III)

VIP III Growth & Income    Seeks high total return        Fidelity Management
Portfolio                  through a combination of       & Research Company
                           current income and capital     (subadvised by
                           appreciation by investing a    Fidelity Management
                           majority of assets in          & Research (U.K.)
                           common stocks with a focus     Inc., Fidelity
                           on those that pay current      Management &
                           dividends and show             Research (Far East)
                           potential for capital          Inc. and Fidelity
                           appreciation.                  Investments Japan
                                                          Limited; (subadvised
                                                          by FMR Co., Inc.)
------------------------------------------------------------------------------
VIP III Growth             Seeks to provide capital       Fidelity Management
Opportunities Portfolio    growth by investing            & Research Company
                           primarily in common stock      (subadvised by
                           and other types of             Fidelity Management
                           securities, including          & Research (U.K.)
                           bonds, which may be lower-     Inc., Fidelity
                           quality debt securities.       Management &
                                                          Research (Far East)
                                                          Inc. and Fidelity
                                                          Investments Japan
                                                          Limited; (subadvised
                                                          by FMR Co., Inc.)
------------------------------------------------------------------------------

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision          Investment Objective           applicable)
------------------------------------------------------------------------------
GE INVESTMENTS FUNDS,
INC.

Global Income Fund          Objective of providing high    GE Asset Management
                            total return, Emphasizing      Incorporated
                            current income and, to a       (subadvised by GE
                            Lesser extent, capital         Asset Management
                            appreciation. The Fund         Limited)
                            seeks to achieve this
                            objective by Investing
                            primarily in foreign and
                            Domestic income-bearing
                            debt securities and other
                            foreign and domestic income
                            bearing instruments. The
                            Global Income Fund is not
                            "diversified" as defined by
                            the Investment Company Act
                            of 1940. Therefore, the
                            Fund may invest a greater
                            Percentage of its assets in
                            a particular Issuer than
                            the other Funds making it
                            More susceptible to adverse
                            Developments affecting a
                            single issuer. Nonetheless,
                            the Fund is subject to
                            Diversification
                            requirements arising under
                            the federal tax laws and a
                            limitation on concentration
                            of investments in a single
                            industry.
------------------------------------------------------------------------------
Income Fund                 Objective of providing         GE Asset Management
                            maximum income Consistent      Incorporated
                            with prudent investment
                            Management and preservation
                            of capital by investing
                            primarily in income-bearing
                            debt securities and other
                            income bearing instruments.
------------------------------------------------------------------------------
International Equity Fund   Objective of providing         GE Asset Management
                            long-term growth of Capital    Incorporated
                            by investing primarily in
                            foreign Equity and equity-
                            related securities which
                            the adviser believes have
                            long-term potential for
                            capital growth.
------------------------------------------------------------------------------
Mid-Cap Value Equity Fund   Objective of providing long    GE Asset Management
(formerly Value Equity      term growth of Capital by      Incorporated
Fund)                       investing primarily in
                            common Stock and other
                            equity securities of
                            Companies that the
                            investment adviser Believes
                            are undervalued by the
                            Marketplace at the time of
                            purchase and that offer the
                            potential for above-average
                            growth of capital. Although
                            the current portfolio
                            reflects investments
                            primarily within the mid-
                            cap range, the fund is not
                            restricted to investments
                            within any particular
                            capitalization and may in
                            the future invest a
                            majority of its assets in
                            another capitalization
                            range.
------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision         Investment Objective           applicable)
------------------------------------------------------------------------------
Money Market Fund          Objective of providing         GE Asset Management
                           highest level of Current       Incorporated
                           income as is consistent
                           with high Liquidity and
                           safety of principal by
                           Investing in various types
                           of good quality Money
                           market securities.
------------------------------------------------------------------------------
Premier Growth Equity      Objective of providing         GE Asset Management
Fund                       long-term growth of capital    Incorporated
                           as well as future (rather
                           than current) income by
                           investing primarily in
                           growth-oriented equity
                           securities.
------------------------------------------------------------------------------
Real Estate Securities     Objective of providing         GE Asset Management
Fund                       maximum total return           Incorporated
                           through current income and     (Subadvised by
                           capital appreciation by        Seneca Capital
                           investing primarily in         Management, L.L.C.)
                           securities of U.S. issuers
                           that are principally
                           engaged in or related to
                           the real estate industry
                           including those that own
                           significant real estate
                           assets. The portfolio will
                           not invest directly in real
                           estate.
------------------------------------------------------------------------------
S&P 500 Index Fund/1/      Objective of providing         GE Asset Management
                           capital appreciation and       Incorporated
                           accumulation of income that    (Subadvised by State
                           corresponds to the             Street Global
                           investment return of the       Advisors)
                           Standard & Poor's 500
                           Composite Stock Price Index
                           through investment in
                           common stocks comprising
                           the Index.
------------------------------------------------------------------------------
Total Return Fund          Objective of providing the     GE Asset Management
                           highest total return,          Incorporated
                           composed of current income
                           and capital appreciation,
                           as is consistent with
                           prudent investment risk by
                           investing in common stock,
                           bonds and money market
                           instruments, the proportion
                           of each being continuously
                           determined by the
                           investment adviser.
------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing         GE Asset Management
                           long-term growth of capital    Incorporated
                           through investments
                           primarily in equity
                           securities of U.S.
                           companies.
------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST (VIT)

Goldman Sachs Growth and   Seeks long-term growth of      Goldman Sachs Asset
Income Fund                capital and growth of          Management
                           income, primarily through
                           equity securities that are
                           considered to have
                           favorable prospects for
                           capital appreciation and/or
                           dividend-paying ability.
------------------------------------------------------------------------------

 /1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
    Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision          Investment Objective           applicable)
------------------------------------------------------------------------------
Goldman Sachs Mid Cap       Seeks long-term capital        Goldman Sachs Asset
Value Fund (formerly Mid    appreciation, primarily        Management
Cap Equity Fund)            through equity securities
                            of mid-cap companies with
                            public stock market
                            capitalizations within the
                            range of the market
                            capitalization of companies
                            constituting the Russell
                            Midcap Index at the time of
                            investment (currently
                            between $400 million and
                            $16 billion).
------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth           Non-diversified portfolio      Janus Capital
Portfolio                   pursuing long- term growth     Corporation
                            of capital/2/. Pursues this
                            objective by normally
                            investing at least 50% of
                            its assets in equity
                            securities issued by
                            medium-sized companies.
------------------------------------------------------------------------------
Balanced Portfolio          Seeks long term growth of      Janus Capital
                            capital. Pursues this          Corporation
                            objective consistent with
                            the Preservation of capital
                            and balanced by Current
                            income. Normally invests
                            40-60% of its assets in
                            securities selected
                            primarily for their growth
                            potential and 40-60% of its
                            assets in securities
                            selected primarily for
                            their income potential.
------------------------------------------------------------------------------
Capital Appreciation        Non-diversified portfolio      Janus Capital
Portfolio                   pursuing long-term growth      Corporation
                            of capital/2/. Pursues this
                            objective by investing
                            primarily in common stocks
                            of companies of any size.
------------------------------------------------------------------------------
Flexible Income Portfolio   Seeks maximum total return     Janus Capital
                            consistent With                Corporation
                            preservation of capital.
                            Total return is expected to
                            result from a combination
                            of income and capital
                            appreciation. The portfolio
                            pursues its objective
                            primarily by investing in
                            any type of income-
                            producing securities. This
                            portfolio may have
                            substantial holdings of
                            lower-rated debt securities
                            or "junk" bonds. The risks
                            of investing in junk bonds
                            are described in the
                            prospectus for Janus Aspen
                            Series, which should be
                            read carefully before
                            investing.
------------------------------------------------------------------------------

 /2/A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision         Investment Objective           applicable)
----------------------------------------------------------------------------
Global Life Sciences       Seeks long-term growth of      Janus Capital
Portfolio                  capital. The Portfolio         Corporation
                           pursues this objective by
                           Investing at least 65% of
                           its total assets in
                           securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           have a life science
                           orientation. The portfolio
                           normally invests at least
                           25% of its total assets, in
                           the aggregate, in the
                           following industry groups:
                           health care;
                           pharmaceuticals;
                           agriculture;
                           cosmetics/personal care;
                           and biotechnology.
----------------------------------------------------------------------------
Global Technology          Seeks long-term growth of      Janus Capital
Portfolio                  capital. The Portfolio         Corporation
                           pursues this objective by
                           Investing at least 65% of
                           its total assets in
                           securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           will benefit significantly
                           from advances or
                           improvements in technology.
----------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital        Janus Capital
                           growth consistent With the     Corporation
                           preservation of capital and
                           Pursues its objective by
                           investing in Common stocks
                           of companies of any size.
                           Emphasizes larger, more
                           established Issuers.
----------------------------------------------------------------------------
International Growth       Seeks long-term growth of      Janus Capital
Portfolio                  capital. Pursues this          Corporation
                           objective primarily through
                           investments in common
                           stocks of issuers located
                           outside the United States.
                           The portfolio normally
                           invests at least 65% of its
                           total assets in securities
                           of issuers from at least
                           five different countries,
                           excluding the United
                           States.
----------------------------------------------------------------------------
Worldwide Growth           Seeks long-term capital        Janus Capital
Portfolio                  growth in a manner             Corporation
                           consistent with the
                           preservation of capital.
                           Pursues this objective by
                           investing in a diversified
                           portfolio of common stocks
                           of foreign and domestic
                           issuers of all sizes.
                           Normally invests in at
                           least five different
                           countries including the
                           United States.
----------------------------------------------------------------------------
OPPENHEIMER VARIABLE
ACCOUNT FUNDS

Oppenheimer Aggressive     Seeks to achieve capital       OppenheimerFunds,
Growth Fund/VA             appreciation investing         Inc.
                           mainly in common stocks of
                           companies in the United
                           States believed by the
                           fund's investment manager,
                           OppenheimerFunds Inc., to
                           have significant growth
                           potential.
----------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision         Investment Objective           applicable)
----------------------------------------------------------------------------
Oppenheimer Bond Fund/VA   Seeks high level of current    OppenheimerFunds,
                           income and capital             Inc.
                           appreciation when
                           consistent with its primary
                           objective of high income.
                           Under normal conditions
                           this fund will invest at
                           least 65% of its total
                           assets in investment grade
                           securities.
----------------------------------------------------------------------------
Oppenheimer Capital        Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA       from investments in            Inc.
                           securities of well-known
                           and established companies.
                           Such securities generally
                           have a history of earnings
                           and dividends and are
                           issued by seasoned
                           companies (having an
                           operating history of at
                           least five years, including
                           predecessors).
----------------------------------------------------------------------------
Oppenheimer High Income    Seeks high current income      OppenheimerFunds,
Fund/VA                    from investments in high       Inc.
                           yield fixed income
                           securities, including
                           unrated securities or high-
                           risk securities in lower
                           rating categories. These
                           securities may be
                           considered speculative.
                           This fund may have
                           substantial holdings of
                           lower-rated debt securities
                           or "junk" bonds. The risks
                           of investing in junk bonds
                           are described in the
                           prospectus for the
                           Oppenheimer Variable
                           Account Funds, which should
                           be read carefully before
                           investing.
----------------------------------------------------------------------------
Oppenheimer Multiple       Seeks total investment         OppenheimerFunds,
Strategies Fund/VA         return (which includes         Inc.
                           current income and capital
                           appreciation in the values
                           of its shares) from
                           investments in common
                           stocks and other equity
                           securities, bonds and other
                           debt securities, and "money
                           market" securities.
----------------------------------------------------------------------------
PBHG INSURANCE SERIES
FUND, INC.

PBHG Growth II Portfolio   Seeks to achieve capital       Pilgrim Baxter &
                           appreciation by investing      Associates, Ltd.
                           at least 65% of its total
                           assets in the growth
                           securities (primarily
                           common stocks) of small and
                           medium sized companies
                           (market capitalization or
                           annual revenues between
                           $500 million and $10
                           billion) that, in the
                           adviser's opinion, have an
                           outlook for strong earnings
                           growth and capital
                           appreciation potential.
----------------------------------------------------------------------------

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision          Investment Objective           applicable)
-------------------------------------------------------------------------------
PBHG Large Cap Growth       Seeks long term growth of      Pilgrim Baxter &
Portfolio                   capital obtained by            Associates, Ltd.
                            investing at least 65% of
                            its total assets in growth
                            securities (primarily
                            common stocks) of large
                            capitalization companies
                            (market capitalization over
                            $1 billion) that, in the
                            adviser's opinion, have an
                            outlook for strong earnings
                            growth and capital
                            appreciation potential.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE
SERIES FUNDS INC

Salomon Investors Fund      Seeks long-term growth of      Salomon Brothers
                            capital with current income    Asset Management Inc
                            as a secondary objective,
                            primarily through
                            investments in common
                            stocks of well-known
                            companies.
-------------------------------------------------------------------------------
Salomon Strategic Bond      Seeks high level of current    Salomon Brothers
Fund                        income with capital            Asset Management Inc
                            appreciation as a secondary
                            objective, through a
                            globally diverse portfolio
                            of fixed-income
                            investments, including
                            lower-rated fixed income
                            securities commonly known
                            as junk bonds.
-------------------------------------------------------------------------------
Salomon Total Return Fund   Seeks to obtain above-         Salomon Brothers
                            average income by primarily    Asset Management Inc
                            investing in a broad
                            variety of securities,
                            including stocks, fixed-
                            income securities and
                            short-term obligations.
-------------------------------------------------------------------------------

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant.

We will also receive service share fees from certain of the portfolios. These fees are deducted from portfolio assets, and are for the administrative services we provide to those portfolios. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios. Because service share fees and 12b-1 fees are paid out of a portfolio assets on a ongoing basis, overtime they will increase the cost of an investment in portfolio shares.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolio may have higher fees and charges than the portfolio it replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new one-year interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. (See Transfers Before the Maturity Date.) During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to the Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of Policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 . processing applications for and issuing the Policies;

 . maintaining records;

 . administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 . reconciling and depositing cash receipts;

 . providing Policy confirmations and periodic statements;

 . providing toll-free inquiry services; and

 . furnishing telephone and internet transaction services.

The risks we assume include:

 . the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender. If your policy form is P1143 4/94, your surrender charge provisions may vary from those discussed below. Please see the Appendix.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

                                                           Surrender Charge
          Number of Full and                              as a Percentage of
       Partially Completed Years                          the Surrendered or
         Since We Received the                           Partially Surrendered
            Premium Payment                                 Premium Payment
      ----------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                               6%
                   2                                               6%
                   3                                               6%
                   4                                               6%
                   5                                               4%
                   6                                               2%
               7 or more                                           0%
      ----------------------------------------------------------

We do not assess the surrender charge on surrenders:

 . of amounts representing gain (as defined below);

 . of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

 . if a waiver of surrender charge provision applies; or

 . if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the Valuation Day we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.40% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from Account 4 are reflected in your Account Value.

OTHER CHARGES

Charges for Optional Death Benefits

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB") and/or the Optional Death Benefit ("ODB"). We deduct these charges against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit(s). We will allocate the annual optional GMDB charge and/or ODB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB and/or the ODB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge. For the optional Guaranteed Minimum Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior year's average Guaranteed Minimum Death Benefit. For the elective Optional Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.25% of your Account Value. For the elective Optional Enhanced Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.35% of your Account Value, however we currently charge 0.20%.

POLICY MAINTENANCE CHARGE

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is more than $75,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

DEDUCTIONS FOR PREMIUM TAXES

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

OTHER CHARGES AND DEDUCTIONS

Each portfolio incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's Prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at cost with no profit to us.

ADDITIONAL INFORMATION

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible premium variable deferred annuity Policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

The discussion about the Policy in this Prospectus relates to Policies that use policy form P1150 10/98. If your policy form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this Prospectus. Please see Appendix A for a description of these features in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. We will apply any additional premium payments you make on the Valuation Day we receive them.

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the Policies. The Annuitant cannot be older than age 85, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $5,000 (or $2,000 if your Policy is an IRA Policy). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $500 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies and $100 for other Qualified Policies.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or Guarantee Account, according to your instructions. You may allocate premium payments to up to ten Investment Subdivisions plus the Guarantee Account at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive any additional premium payment at our Home Office if received before 4:00 p.m., New York time. If we receive the additional premium payment at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of the portfolios.

We will determine the value of your initial purchase payment no later than two business days after we receive your completed application and all other information necessary for processing your purchase order. We will determine the value of any subsequent purchase payments you make as of the end of the Valuation Period during which we receive the purchase payment.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of the Account 4 or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4 under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation to the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation.

Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, all transfers under the Policy are free. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

(i) if any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) if the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii) if the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. (See Transfers by Third Parties.)

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE/INTERNET TRANSACTIONS

You may make certain requests under your Policy by calling or electronically contacting us provided we received your prior written authorization at our Annuity Customer Service Center. These include requests for transfers and changes in premium allocations, dollar-cost averaging, and portfolio rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others,

 . requiring you or a third party you authorized to provide some form of personal identification before we act on the telephone/internet instructions,

 . confirming the telephone/internet transaction in writing to you or a third party you authorized, and/or

 . tape recording telephone instructions or retaining a record of your electronic request.

If we do not follow reasonable procedures we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit telephone and internet transactions.

To request a telephone transaction, please call our Annuity Customer Service Line at 1-800-353-9910. To request an electronic transaction, please access our Universal Resource Locator ("URL") at http://www.GEFinancialServices.com

SPECIAL NOTE ON INTERNET RELIABILITY

Please note that the internet may not always be available. Any computer system, whether it is yours, your internet service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by calling or writing our Annuity Customer Service Center.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

DOLLAR-COST AVERAGING
You may participate in the dollar-cost averaging program by electing it on your application; or by contacting an authorized sales representative or our Annuity Customer Service Line at 1-800-352-9910 and completing the dollar-cost averaging agreement. To use this program, you must transfer at least $100 from the Money Market Investment Subdivision and/or interest rate guarantee period with each transfer.

The dollar-cost averaging will begin 30 days after we receive your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the dollar-cost averaging program:

 . on the business day we receive your written or telephoned (assuming we have your telephone authorization form on file) request to discontinue the program; and

 . when the value of the Money Market Investment Subdivision and/or interest rate guarantee period from which transfers are being made is depleted.

If you dollar-cost average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer.

Account with a new guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We also reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders


SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $100 or that reduces Account Value to less than $1,000. If your partial surrender request would reduce Account Value to less than $1,000, we will surrender your Policy in full. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge and any optional benefit charges) on the Valuation Day we receive a request for surrender less any applicable surrender charge and any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling our Annuity Customer Service Line, from which Investment Subdivisions or guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis, in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

The systematic withdrawal program allows you to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after

30 days from the Policy Date (unless we allow an earlier date). To participate in the program, you must complete our systematic withdrawal form. You can obtain the form from an authorized sales representative or our Annuity Customer Service Center.

Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $5,000. If a systematic withdrawal would cause the Account Value to be less than $5,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege. (See Surrender Charge.)

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue and/or modify the systematic withdrawal program upon 30 days written notice to Owners.

The Death Benefit


DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere. If your policy form is P1150 10/98 and you purchased your Policy before May 1, 2001, please see Appendix A for a description of certain provisions of your Death Benefit. If your policy form is P1143 4/94, please see Appendix B for a description of certain provisions of your Death Benefit.


We offer four Death Benefits -- the basic Death Benefit, the Guaranteed Minimum Death Benefit, the optional Death Benefit, and the optional enhanced Death Benefit.

Basic Death Benefit

The basic Death Benefit varies based on the Annuitant's age at issue and on the number of Policy years elapsed since you purchased the Policy. Under the basic Death Benefit, if the Annuitant was age 80 or younger on the Policy Date:

 .   During the initial death benefit period, as shown in the policy data pages, the Death Benefit will be the greater of items (a) and (b), where:

  (a)   is the Account Value as of the date we receive due proof of death; and

  (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender.

 .   During any subsequent death benefit period, as shown in the policy data pages, the Death Benefit will be the greatest of items (a), (b), and (c), where:

  (a)   is the Account Value as of the date we receive due proof of death;

  (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender; and

  (c) is the Death Benefit on the last day of the preceding death benefit period, plus any premium payments we received since then, adjusted for any applicable premium tax and partial surrender.

If the Annuitant was age 81 or older on the Policy Date, the Death Benefit will be the greater of (a) and (b), where:

  (a)   is the Account Value as of the date we receive due proof of death; and

  (b) is the total premium payments we received adjusted for any applicable premium tax and partial surrender.

We define the death benefit period as the period of time commencing with the Policy Date through the end of the initial death benefit period and every subsequent death benefit period after that.

We will adjust the basic Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduces the Account Value.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

                                                                                        Basic
       Annuitant's             End of                     Account                       Death
           Age                  Year                       Value                       Benefit
      ----------------------------------------------------------
           71                    1                        $103,000                     $103,000
           72                    2                        $110,000                     $110,000
           73                    3                        $ 80,000                     $110,000
           74                    4                        $120,000                     $120,000
           75                    5                        $130,000                     $130,000
           76                    6                        $150,000                     $150,000
           77                    7                        $160,000                     $160,000
           78                    8                        $130,000                     $160,000
           79                    9                        $ 90,000                     $160,000
           80                    10                       $170,000                     $170,000
           81                    11                       $140,000                     $170,000
           82                    12                       $190,000                     $190,000
           83                    13                       $150,000                     $170,000
      ----------------------------------------------------------

The purpose of this example is to show how the basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the basic Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                                                                                             Basic
                            Premium                         Account                          Death
        Date                Payment                          Value                          Benefit
      ----------------------------------------------------------
       3/31/00              $10,000                         $10,000                         $10,000
       3/31/08                                               20,000                          20,000
       3/31/09                                               14,000                          20,000
      ----------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the basic Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced by 50% by the partial surrender ($14,000 to $7,000). This is true only if the basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death.

It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.



OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If the Annuitant dies before income payments begin while the optional Guaranteed Minimum Death Benefit ("GMDB") is in effect, the Designated Beneficiary may elect the basic Death Benefit or the GMDB (we may refer to the GMDB to in our marketing materials as the "Six Percent EstateProtectorSM").

On the Policy Date, the GMDB equals the premium payment we received. At the end of each Valuation Period after such date, the GMDB is the lesser of (a) and
(b), where:

(a) is the total of all premium payments we received times two, adjusted for any partial surrender made before or during that Valuation Period; and

(b) is the GMDB at the end of the preceding Valuation Period increased as specified below, plus any additional premium payments we received during the current Valuation Period, and adjusted by any partial surrender made during the current Valuation Period.

We will adjust the GMDB for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges) reduced Account Value.

We will calculate the increase for the Valuation Period by applying a factor (the "increase factor") to the GMDB at end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, for most Investment Subdivisions, we determine the increase factor for each Valuation Period at an effective annual rate of 6%. However, for those amounts invested in certain Investment Subdivisions shown on your Policy data pages (currently, this is only the Money Market Investment Subdivision), we calculate the increase factor as the lesser of:

1. the net investment factor of the Investment Subdivision (the net investment factor is an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one; or

2. A factor for the Valuation Period equivalent to an effective annual rate of 6%.

With respect to the increase factor for amounts allocated to the Guarantee Account, we replace item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

After the anniversary on which the Annuitant attains age 80, the increase factor will be zero.

You may only purchase the optional GMDB when you apply for your Policy. The GMDB is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date we receive your request to terminate the benefit (if we receive your termination request within 30 days following a Policy anniversary, we will terminate the GMDB as of that Policy anniversary).

We charge you for the GMDB. Currently this charge is .25% of the prior Policy year's average GMDB. We guarantee that this charge will not exceed .35% of the prior Policy year's average GMDB. See Charges for Optional Death Benefits.

The optional GMDB may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL DEATH BENEFIT

The optional Death Benefit (which may be referred to as the "Annual EstateProtector" in our marketing materials) provides for an annual step-up in death benefit, as described below. The Designated Beneficiary may elect the optional Death Benefit at any time after the Annuitant's death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy.

The Death Benefit under the optional Death Benefit is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the optional Death Benefit is the total of premium payments made, adjusted for any partial surrenders

(including any applicable surrender charges). After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, adjusted for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

Your election of the optional Death Benefit is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any Policy anniversary, you may request that we terminate the benefit as of the anniversary.

The optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

We charge you for this benefit. Currently, this amount is .10% of Account Value. We guarantee that this charge will not exceed .25% of Account Value. See Charges for Optional Death Benefits.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit (which may be referred to at "GE Earnings ProtectorSM" in our marketing materials) adds an extra feature to our basic Death Benefit and, if applicable, the optional GMDB.

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is, or if there is a Joint Annuitant, both the Annuitant and the Joint Annuitant are, age 70 or younger at issue, the optional enhanced Death Benefit equals 40% of (a) minus (b), where:

(a)   is the Account Value as of the date we receive due proof of death; and

(b)   is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in this case, cannot exceed 70% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

If the Annuitant, or if there is a Joint Annuitant, either the Annuitant or the Joint Annuitant are older than age 70 at issue, the optional enhanced Death Benefit equals 25% of (a) minus (b), where:

(a)   is the Account Value on the date we receive due proof of death; and

(b)   is the sum of premiums paid and not previously surrendered.

The optional enhanced Death Benefit, in the case immediately above, cannot exceed 40% of premiums paid as adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the date we receive your partial surrender request;

(b) is the total of all partial surrenders, excluding surrender charges, previously taken;

(c)   is the total of premiums paid; and

(d)   is the total of any gain previously surrendered.

You may only elect the optional enhanced Death Benefit when you apply for a Policy. Once elected, the benefit will remain in effect while your Policy is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the optional enhanced Death Benefit. Currently, this amount is .20% of the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. We guarantee that this charge will not exceed .35% the average Account Value, as described above. See Charges for Optional Death Benefits.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, the Annuitant or Joint Annuitant, if applicable, cannot be older than age 75 at the time of issue unless we approve a different age.

WHEN WE CALCULATE YOUR DEATH BENEFIT

The purpose of the following example is to show how the optional enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy. This example assumes a Policy is purchased with an Annuitant age 65 at the time of issue. No withdrawals are made prior to the death of the Annuitant.

                                                                                Optional
                                                                                Enhanced
             Premium           Policy                           Death            Death
 Date        Payment           Value            Gain           Benefit          Benefit
----------------------------------------------------------------------------------------
8/01/00      $100,000         $100,000               0         $100,000               0
8/01/15                        300,000         200,000          300,000         $70,000
----------------------------------------------------------------------------------------

If the Annuitant's death and notification of the death occurs on 8/01/15, the optional enhanced Death Benefit will equal $70,000. This amount is determined by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the optional enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000), the payment in this scenario will be $70,000.

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 .   The optional enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Account Value being less than your premiums paid and not previously surrendered may result in no enhanced Death Benefit being payable.

 .   Once you purchase the optional enhanced Death Benefit, you cannot cancel
    it. This means that regardless of any changes in your circumstances, we still will assess the optional enhanced Death Benefit charges.

 .   Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as the other aspects of the Policy.

WHEN WE CALCULATE YOUR DEATH BENEFIT

We will calculate the basic Death Benefit, optional GMDB, optional Death Benefit, and optional enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated Death Benefit will remain allocated to Account 4 and the Guarantee Account according to your last instructions. This means that the calculated Death Benefit will fluctuate with the performance of the Investment Subdivisions in which you are invested.

Income Payments

The Maturity Date is provided in the Policy, unless changed after issue. You may change the Maturity Date to any date at least ten years after the date of the last premium payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum maturity age. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. You may use all or part of your Account Value to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income For A Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income Of A Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life And Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions; and

 . the Owner, joint Owner, primary beneficiary, contingent beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value;

2. The annuity tables contained in the Policy including the settlement age tables;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral On Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional GMDB Rider, ODB Rider and/or OEDB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the Code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans", including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Retirement Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified retirement plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by any optional Death Benefit, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, Roth IRA or SIMPLE IRA could disqualify a Policy and result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared With Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified retirement plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA before death.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2,

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer, or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Retirement Plan to
Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker/dealers (including our affiliate, Terra Securities Corporation) will sell the Policies. These broker/dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage will also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 7.00% of your aggregate premium payments.

Under certain circumstances broker/dealers may be paid a persistency trail commission which will take into account, among other things, the length of time premium payments have been held under the Policy, and Account Values. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Values considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against some portfolios as compensation for providing certain distribution and shareholder support services to those portfolios.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void. Unless state law requires that we return your premium payments, the amount of the refund you receive will equal the Account Value less any adjustments required by applicable law or regulation on the date we receive the Policy, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the greater of (1) the Account Value without any surrender charges, plus any amount deducted from your premium payments before we allocated them to Account 4 (excluding any charges the portfolios may have deducted), and (2) the premium payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the Policy for a refund.

Once we change our allocation procedure with respect to the free-look period (see Allocation of Premium Payments), the amount of the refund in states that require that premium payments be returned will equal the premium payments made less any withdrawals you previously made.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

Financial statements for Account 4 and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

                          Accumulation Accumulation              Accumulation Accumulation   No. of
                          Unit Values  Unit Values  No. of Units Unit Values  Unit Values   Units as
                             as of        as of        as of        as of        as of         of
Funds                       1/02/01      12/31/00     12/31/00     1/03/00      12/31/99    12/31/99
-----------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                                                         25.72        25.69      8,583,493
 Alger American Small
  Capitalization
  Portfolio                                                         16.96        17.04      6,310,836
Federated Insurance
 Series
 Federated American
  Leaders Fund II                                                   17.24        17.58      4,554,700
 Federated High Income
  Bond Fund II                                                      15.29        15.32      3,376,105
 Federated Utility Fund
  II                                                                18.53        18.87      2,483,985
Fidelity Variable
 Insurance Products Fund
 VIP Equity-Income
  Portfolio                                                         40.98        42.08     10,963,577
 VIP Growth Portfolio                                               71.51        71.67      4,760,717
 VIP Overseas Portfolio                                             32.43        32.29      1,525,527
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Asset Manager
  Portfolio                                                         29.60        29.86      3,361,601
 VIP II Contrafund
  Portfolio                                                         31.40        31.91     11,622,130
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio                                                         16.70        17.00      5,051,739
 VIP III Growth
  Opportunities
  Portfolio                                                         15.23        15.51      4,766,024
GE Investments Funds,
 Inc.
 Global Income Fund                                                 10.45        10.44        291,731
 Income Fund                                                        10.30        10.36      2,729,732
 International Equity
  Fund                                                              18.71        18.60        735,974
 Mid-Cap Value Equity
  Fund (formerly known
  as Value Equity Fund)                                             15.58        15.97      3,011,792
 Money Market Fund                                                  15.50        15.50     13,992,458
 Premier Growth Equity
  Fund                                                              11.53        11.75        802,961
 Real Estate Securities
  Fund                                                              14.44        14.65      1,409,644
 S&P 500 Index Fund                                                 57.60        58.17      7,955,210
 Total Return Fund                                                  36.07        36.44      1,884,184
 U.S. Equity Fund                                                   12.36        12.57      1,613,261
Goldman Sachs Variable
 Insurance Trust Fund
 Goldman Sachs Growth
  and Income Fund                                                    9.09         9.20        779,766
 Goldman Sachs Mid Cap
  Value Fund                                                         8.19         8.35      1,156,388
Janus Aspen Series
 Aggressive Growth
  Portfolio                                                         59.21        58.97      5,067,599
 Balanced Portfolio                                                 23.97        24.24     12,451,725
 Capital Appreciation
  Portfolio                                                         32.18        32.13      6,407,884
 Flexible Income
  Portfolio                                                         13.38        13.41      3,172,870
 Growth Portfolio                                                   35.64        35.98     11,701,274
 International Growth
  Portfolio                                                         28.74        28.32      4,728,347
 Worldwide Growth
  Portfolio                                                         47.66        47.11     14,578,854
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA                                                    73.96        71.49      2,933,967
 Oppenheimer Bond
  Fund/VA                                                           20.77        20.88      2,531,310
 Oppenheimer Capital
  Appreciation Fund/VA                                              61.95        62.71      3,232,987
 Oppenheimer High Income
  Fund/VA                                                           31.06        31.09      3,792,914
 Oppenheimer Multiple
  Strategies Fund/VA                                                29.73        29.91      1,504,814
PBHG Insurance Series
 Fund, Inc.
 PBHG Growth II
  Portfolio                                                         22.55        22.20      1,242,408
 PBHG Large Cap Growth
  Portfolio                                                         24.56        24.57        811,131
Salomon Brothers
 Variable Series Funds
 Inc
 Salomon Investors Fund                                             13.12        13.36        111,934
 Salomon Strategic Bond
  Fund                                                              10.12        10.13        245,779
 Salomon Total Return
  Fund                                                              10.52        10.60        175,544

                                            Accumulation Accumulation   No. of
                                            Unit Values  Unit Values   Units as
                                               as of        as of         of
Funds                                         1/04/99      12/31/98    12/31/98
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio               19.38        19.48      5,605,283
 Alger American Small Capitalization
  Portfolio                                    11.93        12.05      6,082,414
Federated Insurance Series
 Federated American Leaders Fund II            16.73        16.72      3,955,083
 Federated High Income Bond Fund II            15.22        15.19      2,977,691
 Federated Utility Fund II                     18.78        18.82      1,950,915
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                   39.97        40.14     11,335,446
 VIP Growth Portfolio                          52.88        52.89      3,818,261
 VIP Overseas Portfolio                        23.64        22.96      1,616,956
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio                27.21        27.26      3,176,311
 VIP II Contrafund Portfolio                   25.84        26.04     10,085,800
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio             15.71        15.80      2,843,815
 VIP III Growth Opportunities Portfolio        15.02        15.08      2,958,791
GE Investments Funds, Inc.
 Global Income Fund                            11.50        11.45        285,995
 Income Fund                                   10.64        10.66      1,884,740
 International Equity Fund                     15.08        14.48        641,918
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)                        13.83        13.81      2,140,000
 Money Market Fund                             14.97        14.97      9,232,947
 Premier Growth Equity Fund
 Real Estate Securities Fund                   15.07        14.89      1,753,483
 S&P 500 Index Fund                            48.86        48.91      5,187,559
 Total Return Fund                             32.72        32.63      1,425,134
 U.S. Equity Fund                              10.62        10.66        180,295
Goldman Sachs Variable Insurance Trust
 Fund
 Goldman Sachs Growth and Income Fund           8.89         8.85        428,936
 Goldman Sachs Mid Cap Value Fund               8.57         8.55        345,533
Janus Aspen Series
 Aggressive Growth Portfolio                   26.24        26.53      3,488,695
 Balanced Portfolio                            19.38        19.40      6,060,191
 Capital Appreciation Portfolio                19.72        19.51      1,494,358
 Flexible Income Portfolio                     13.38        13.39      1,911,151
 Growth Portfolio                              25.32        25.35      8,827,221
 International Growth Portfolio                16.19        15.76      3,856,210
 Worldwide Growth Portfolio                    29.67        29.05     12,554,733
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA         39.02        39.49      3,113,007
 Oppenheimer Bond Fund/VA                      21.47        21.51      1,976,510
 Oppenheimer Capital Appreciation Fund/VA      44.77        44.90      3,012,849
 Oppenheimer High Income Fund/VA               30.29        30.24      3,720,027
 Oppenheimer Multiple Strategies Fund/VA       27.30        27.13      1,558,580
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                      11.28        11.36        839,596
 PBHG Large Cap Growth Portfolio               14.90        15.08        696,037
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                        12.03        12.14            863
 Salomon Strategic Bond Fund                   10.27        10.24         10,094
 Salomon Total Return Fund                     10.66        10.67         25,915

                          Accumulation Accumulation   No. of   Accumulation Accumulation
                          Unit Values  Unit Values   Units as  Unit Values  Unit Values  No. of Units
                             as of        as of         of        as of        as of        as of
Funds                       1/02/98      12/31/97    12/31/97    1/01/96      12/31/96     12/31/96
-----------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio@                 13.13        13.34      4,380,186     9.63        10.76      2,962,177
 Alger American Small
  Capitalization
  Portfolio@                 10.47        10.58      5,645,458     9.38         9.63      3,568,152
Federated Insurance
 Series
 Federated American
  Leaders Fund II@           14.45        14.42      2,056,691    12.20        13.41      1,130,433
 Federated High Income
  Bond Fund II               15.01        15.00      1,886,887    11.86        13.37        809,989
 Federated Utility Fund
  II@                        16.68        16.75      1,325,701      --         11.05        265,832
Fidelity Insurance
 Products Fund
 VIP Equity-Income
  Portfolio                  36.54        36.47     10,074,173
 VIP Growth Portfolio        38.59        38.45      3,614,598    17.87        20.20      2,248,519
 VIP Overseas Portfolio      20.76        20.65      1,762,588    13.88        16.60      5,493,999
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Asset Manager
  Portfolio                  24.06        24.03      2,678,933      --           --             --
 VIP II Contrafund
  Portfolio@                 20.29        20.32      8,595,677      --           --             --
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio+                 12.38        12.36        976,086      --           --             --
 VIP III Growth
  Opportunities
  Portfolio+                 12.35        12.28      1,049,540      --           --             --
GE Investments Funds,
 Inc.
 Global Income Fund+         10.24        10.24         79,290    13.35        13.88      3,893,379
 Income Fund                 10.05        10.01        908,249    16.60        16.59        276,196
 International Equity
  Fund@                      12.57        12.50        614,410    24.52        30.11      1,262,502
 Mid-Cap Value Equity
  Fund (formerly known
  as Value Equity Fund)+     13.11        13.13        730,616      --           --             --
 Money Market Fund           14.43        14.42      4,980,487    22.27        24.29        659,251
 Premier Growth Equity
  Fund                         --           --                    10.61        11.51        332,403
 Real Estate Securities
  Fund@                      18.28        18.34      1,478,247    11.59        15.57        428,969
 S&P 500 Index Fund          38.82        38.68      3,025,140      --           --             --
 Total Return Fund           28.37        28.26        928,145      --           --             --
 U.S. Equity Fund              --           --                      --           --             --
Goldman Sachs Variable
 Insurance Trust Fund
 Goldman Sachs VIT
  Growth and Income Fund       --           --             --       --           --             --
 Goldman Sachs VIT Mid
  Cap Value Fund               --           --             --       --           --             --
Janus Aspen Series
 Aggressive Growth
  Portfolio                  19.84        20.04      3,442,667    13.41        15.66      4,882,922
 Balanced Portfolio@         14.66        14.65      2,804,435    16.95        18.04      2,662,051
 Capital Appreciation
  Portfolio+                 12.51        12.54        163,550    14.91        11.67        682,605
 Flexible Income
  Portfolio@                 12.49        12.45        869,089      --         18.97      5,146,187
 Growth Portfolio            18.98        18.95      7,270,898    10.62        12.17        992,496
 International Growth
  Portfolio+                 13.65        13.63      3,001,600    10.48        11.29        325,169
 Worldwide Growth
  Portfolio                  22.98        22.85     10,111,685      --           --             --
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA             36.75        36.72      2,462,359    24.31        27.63      1,715,755
 Oppenheimer Bond
  Fund/VA                    20.54        20.42        994,017    18.35        18.96        707,097
 Oppenheimer Capital
  Appreciation Fund/VA       35.33        35.64      3,176,448    27.31        32.37      2,121,294
 Oppenheimer High Income
  Fund/VA                    30.60        30.57      2,934,974    23.81        29.40      1,091,602
 Oppenheimer Multiple
  Strategies Fund/VA         25.90        25.80      1,200,126    19.60        22.32        748,002
PBHG Insurance Series
 Fund, Inc.
 PBHG Growth II
  Portfolio+                 10.52        10.65        576,010      --           --             --
 PBHG Large Cap Growth
  Portfolio+                 11.61        11.71        346,833      --           --             --
Salomon Brothers
 Variable Series Fund
 Inc
 Salomon Investors Fund      24.06        24.03      2,678,933    25.62        28.87      7,041,867
 Salomon Strategic Bond
  Fund                       20.29        20.32      8,595,677    27.93        31.58      3,026,574
 Salomon Total Return
  Fund                         --           --             --     16.82        18.78      1,557,443

                          Accumulation Accumulation  No. of   Accumulation Accumulation  No. of
                          Unit Values  Unit Values    Units   Unit Values  Unit Values   Units
                             as of        as of       as of      as of        as of      as of
Funds                       1/03/95      12/31/95   12/31/95    7/21/94      12/31/94   12/31/94
------------------------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth@        --          9.63       312,011      --           --          --
 Alger American Small
  Capitalization@              --          9.38       401,258      --           --          --
Federated Insurance
 Series
 Federated American
  Leaders II                   --           --            --       --           --          --
 Federated High Income
  Bond II@                     --         11.86       123,152      --           --          --
 Federated Utility II@         --         12.20       463,476      --           --          --
Fidelity Variable
 Insurance Products Fund
 VIP Equity-Income           19.56        25.62     3,119,975    18.71        19.23     276,392
 VIP Growth                  21.27        27.93     1,525,015    19.45        20.92     141,845
 VIP Overseas                15.82        16.82       829,371    16.18        15.55     197,672
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Asset Manager        15.70        17.87     1,469,667    15.80        15.50     450,885
 VIP II Contrafund@            --         13.88     2,007,948      --           --          --
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth and
  Income+                      --           --            --       --           --          --
 VIP III Growth
  Opportunities+               --           --            --       --           --          --
GE Investments Funds,
 Inc.
 Global Income+                --           --            --       --           --          --
 Government Securities       14.61        16.60       153,756    14.47        14.38         889
 Income                        --           --            --       --           --          --
 International Equity@         --         10.61        47,044      --           --          --
 Mid-Cap Value Equity
  Fund (formerly known
  as Value Equity Fund)+       --           --            --       --           --          --
 Money Market                13.01        13.35     1,508,360    12.61        12.79      75,600
 Real Estate Securities@       --         11.59        34,477      --           --          --
 S&P 500 Index               18.58        24.52       400,009    17.96        18.27      10,408
 Total Return                17.94        22.27       252,584    17.15        17.65      12,498
 U.S. Equity                   --           --            --       --           --          --
Goldman Sachs Variable
 Insurance Trust Fund
 Goldman Sachs VIT
  Growth and Income            --           --            --       --           --          --
 Goldman Sachs VIT Mid
  Cap Equity                   --           --            --       --           --          --
Janus Aspen Series
 Aggressive Growth           13.53        16.95     1,251,004    11.51        13.48     169,799
 Balanced@                     --         10.62        73,538      --           --          --
 Capital Appreciation+         --           --            --       --           --          --
 Flexible Income@              --         10.48        36,272      --           --          --
 Growth                      10.48        13.41     1,875,640    10.30        10.44     159,068
 International Growth+         --           --            --       --           --          --
 Worldwide Growth            11.91        14.91     1,227,070    11.63        11.87     117,700
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth                     21.25        27.31       582,579    19.39        20.90      68,052
 Oppenheimer Bond            16.17        18.35       275,480    16.08        15.90      11,655
 Oppenheimer Growth          17.97        23.81       423,764    16.88        17.67      12,276
 Oppenheimer High Income     20.83        24.31       561,144    20.99        20.49      77,818
 Oppenheimer Multiple
  Strategies                 17.66        19.60       256,681    16.27        16.38      26,302
PBHG Insurance Series
 Fund, Inc.
 PBHG Growth II+               --           --            --       --           --          --
 PBHG Large Cap Growth+        --           --            --       --           --          --
------------------------------------------------------------------------------------------------

 + Unit Values are not shown for the Investment Subdivisions investing in these portfolios, as they were not available to Account 4 Owners during the periods shown.

 @ Accumulation Unit Values as of 1/31/95 are not shown for the Investment
  Subdivisions investing in these portfolios as they were not available to Account 4 Owners at that time.

Appendix A The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

The purpose of this Appendix is to show what your Death Benefits are if you purchased your Policy before May 1, 2001 (or later if our current Death Benefits are not approved under applicable state regulations).

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death, and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the number of Policy years elapsed since you purchased the Policy.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first six Policy years, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first six Policy years, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the unadjusted Death Benefit on the last day of the preceding 6-year Death Benefit period, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the greater of:

  (i) Account Value determined as of the date of the Annuitant's death; or

  (ii) The total of premium payments made adjusted by the proportion that any partial surrenders (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

This benefit may not apply in your state. If it does not, the unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no partial surrenders and no additional premium payments, (iii) is not subject to premium taxes, and (iv) the Annuitant's age is 80 or younger on the Policy Date, then:

       Issue                       Account                                           Unadjusted
       Year                         Value                                           Death Benefit
      -------------------------------------------------------------------------------------------
       Issue                       $100,000                                           $100,000
        1                          $110,000                                           $110,000
        2                          $ 90,000                                           $100,000
        3                          $ 80,000                                           $100,000
        4                          $120,000                                           $120,000
        5                          $130,000                                           $130,000
        6                          $150,000                                           $150,000
        7                          $160,000                                           $160,000
        8                          $130,000                                           $150,000
        9                          $ 90,000                                           $150,000
       10                          $170,000                                           $170,000
       11                          $140,000                                           $150,000
       12                          $135,000                                           $150,000
       13                          $120,000                                           $150,000
      -----------------------------------------------------------------------------------------

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                          Purchase                     Account                      Unadjusted
        Date              Payment                       Value                      Death Benefit
      ----------------------------------------------------------
       3/31/00            $10,000                      $10,000                        $10,000
       3/31/08                                          20,000                         20,000
       3/31/09                                          14,000                         20,000
      ----------------------------------------------------------

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 . an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1) Owner or Joint Owners;

(2) Primary Beneficiary;

(3) Contingent Beneficiary; or

(4) Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Policy. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional enhanced Death Benefit on that date. Any increase in the Account Value will be allocated to the Subaccounts using the purchase payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Policy for the new Account Value on the date we received due proof of death. It will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if your spouse had purchased the Policy on the original Policy Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the surrender value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a monthly income benefit.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies. We show the amount of proceeds below.

         ---------------------------------------------
         Person who died                Proceeds Paid
         ---------------------------------------------
         Owner or Joint Owner
          (who is not the Annuitant)   Surrender Value
         ---------------------------------------------
         Owner or Joint Owner
          (who is the Annuitant)       Death Benefit
         ---------------------------------------------
         Annuitant                     Death Benefit
         ---------------------------------------------


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER
If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Death Benefit otherwise payable. (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtector".) If your policy form is P1143 4/94, please see Appendix A for a description of the GMDB which may apply under your Policy.

If the GMDB Rider applies, the Death Benefit will be the greater of: (i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value;

(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender including any applicable surrender charge reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

We charge you for this benefit. This charge will not exceed .35% of the prior year's average Guaranteed Minimum Death Benefit. See Charges for Optional Death Benefits. Amounts payable under the Guaranteed Minimum Death Benefit Rider are subject to the distribution rules described above.

Appendix B

Policy Form P1143 4/94

The purpose of this Appendix is to show certain benefits for Policies issued on Policy Form P1143 4/94.

DEATH BENEFIT AT DEATH OF ANNUITANT

For Policies issued before May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant was age 80 or younger on the Policy Date, and dies prior to the Maturity Date while the Policy is in force, the Designated Beneficiary may elect a Death Benefit within 90 days of the date of such death.

During the first six Policy years, the Death Benefit will be the greater of:
(1) the total premium payments made, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charge, and (2) the Account Value on the date we receive due proof of death.

During subsequent six year periods, the Death Benefit will be the greater of:
(1) the Death Benefit on the last day of the previous six year period, plus any premium payments made since then, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charges since then, and (2) the Account Value on the date we receive due proof of death.

If the request for payment of the Death Benefit occurs more than 90 days after the date of the Annuitant's death, and/or if the deceased Annuitant was age 81 or older on the Policy Date, we will pay the Surrender Value instead of the Death Benefit.

For Policies issued on or after May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant dies before income payments begin, the Designated Beneficiary may elect to surrender the Policy for a Death Benefit by notifying us of such election within 90 days of the date of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value instead of the Death Benefit.

The Death Benefit will be the greater of (1) the minimum Death Benefit (described below); or (2) the Account Value on the date we receive due proof of death of the annuitant. During the first six Policy Years, or if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total of premiums paid, less adjustments for any partial surrenders. During any subsequent six year period if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six year period, plus any premiums paid since that day, less adjustments for any partial surrenders since that day.

Surrender charges will apply if the Designated Beneficiary surrenders the Policy more than 90 days after death of the Annuitant, without regard to whether or not the Account Value was increased.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

The Death Benefit under the optional Guaranteed Minimum Death Benefit Rider will be the greater of: (1) the Death Benefit described immediately above under "Death Benefit at Death of Annuitant" (above), and (2) the greater of (A) the optional Guaranteed Minimum Death Benefit, and (B) the Account Value of the Policy on the date we received proof of the Annuitant's death, or, if later, the date of the request. The optional Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the premium payments made. At the end of each Valuation Period after such date, the optional Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders made prior to or during that Valuation Period; or (2) the optional Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial surrenders plus their applicable surrender charges during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the optional Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the net investment factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these Investment Subdivisions include only the Money Market Investment Subdivision. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

If you elect the optional Guaranteed Minimum Death Benefit Rider, the rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of your request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the optional Guaranteed Minimum Death Rider. See Charges for Optional Death Benefits. Amounts payable under the optional Guaranteed Minimum Death Benefit Rider are subject to the distribution rules.

OPTIONAL DEATH BENEFIT RIDER

The Optional Death Benefit Rider provides for an annual step-up in the Death Benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The Optional Death Benefit Rider may not be available in all states or markets.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant" (above), and (2) the minimum Death Benefit described below.

During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premiums paid, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

If you elect the Optional Death Benefit Rider, the rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. See Charges for Optional Death Benefits. Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules.

SURRENDER CHARGE

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

REDUCED CHARGES ON CERTAIN SURRENDERS

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, no surrender charge applies to the first surrender of the policy year, if the amount surrendered is not more than 10% of the Account Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the Policy year is a full surrender, or a partial surrender of more than 10% of the Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Account Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. If the first surrender of the Policy year is less than an amount equal to 10% of the Account Value, you may elect to receive additional partial surrenders without surrender charges until the total amount withdrawn during that Policy year reaches that amount. For instance, if your Account Value is $10,000 and you withdraw $500, you may withdraw an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

WAIVER OF SURRENDER CHARGES IN THE EVENT OF HOSPITAL OR NURSING FACILITY CONFINEMENT

We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

 . An Annuitant is, or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

 . Such confinement begins at least one year after the Policy Date;

 . An Annuitant was age 80 or younger on the Policy Date; and

 . We receive the request for the full or partial surrender, together with proof of such confinement, in our Home Office while the Annuitant is confined or within 90 days after discharge from the facility.

For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

Appendix C
STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in the Separate Account to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the deduction all common fees and charges assessed under the Policy, that is, the portfolio expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Account Value in the Separate Account), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect charges for optional riders and assume that no premium taxes apply.

                                    Table 1
                           Standardized Total Returns

                             For the  For the  For the   From the
                              1-year   5-year  10-year   Inception    Date of
                              period   period   period  in Separate  Inception
                              ended    ended    ended   Account to  In Separate
                             12/31/00 12/31/00 12/31/00  12/31/00    Account*
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                                                          10/02/95
 AlgerAmerican Small
  Capitalization Portfolio                                           10/02/95
Federated Insurance Series
 Federated American Leaders
  Fund II                                                            05/01/96
 Federated High Income Bond
  Fund II                                                            01/04/95
 Federated Utility Fund II                                           01/04/95
Fidelity Variable Insurance
 Products Fund
 VIP Equity-Income
  Portfolio                                                          05/02/88
 VIP Growth Portfolio                                                05/02/88
 VIP Overseas Portfolio                                              05/02/88
Fidelity Variable Insurance
 Products Fund II
 VIP II Asset Manager
  Portfolio                                                          10/03/89
 VIP II Contrafund
  Portfolio                                                          01/04/95
Fidelity Variable Insurance
 Products Fund III
 VIP III Growth & Income
  Portfolio                                                          05/01/97
 VIP III Growth
  Opportunities Portfolio                                            05/01/97
GE Investments Funds, Inc.
 Global Income Fund                                                  05/01/97
 Income Fund                                                         12/12/97
 International Equity Fund                                           05/01/95
 Mid-Cap Value Equity Fund                                           05/01/97
 (formerly known as Value
  Equity Fund)
 Money Market Fund                                                   05/02/88
 Premier Growth Equity Fund                                          05/03/99
 Real Estate Securities
  Fund                                                               05/01/95
 S&P 500 Index Fund                                                  05/02/88
 Total Return Fund                                                   05/02/88
 U.S. Equity Fund                                                    05/01/98
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                                                        05/01/98
 Goldman Sachs Mid Cap
  Value Fund                                                         05/01/98
Janus Aspen Series
 Aggressive Growth
  Portfolio                                                          09/13/93
 Balanced Portfolio                                                  10/02/95
 Capital Appreciation
  Portfolio                                                          05/01/97
 Flexible Income Portfolio                                           10/02/95
 Global Life Sciences
  Portfolio**
 Global Technology
  Portfolio**
 Growth Portfolio                                                    09/13/93
 International Growth
  Portfolio                                                          05/01/96
 Worldwide Growth Portfolio                                          09/13/93
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA                                                     05/02/88
 Oppenheimer Bond Fund/VA                                            05/02/88
 Oppenheimer Capital
  Appreciation Fund/VA                                               05/02/88
 Oppenheimer High Income
  Fund/VA                                                            05/02/88
 Oppenheimer Multiple
  Strategies Fund/VA                                                 05/02/88
PBHG Insurance Series Fund,
 Inc.
 PBHG Growth II Portfolio                                            05/01/97
 PBHG Large Cap Growth
  Portoflio                                                          05/01/97
Salomon Brothers Variable
 Series Funds Inc
 Salomon Investors Fund                                              10/12/98
 Salomon Strategic Bond
  Fund                                                               10/12/98
 Salomon Total Return Fund                                           10/12/98
-------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 * Date on which a particular portfolio was first available in Account 4. As Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.
** Investment Subdivision has not yet been made available to Account 4.
Past performance is not a guarantee of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the date on which a particular portfolio was first available in the Separate Account. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from the time a particular portfolio was declared effective by the SEC to December 31, 2000, and for the one, five and ten year periods ended December 31, 2000 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by most of the charges currently assessed under the Policy, as if the Policy had been in existence since the inception of the portfolio. In Table 2, non-standard total returns for the portfolios reflect deductions of all common fees and charges under the Policy, including the mortality and expense risk charge (deducted daily at an effective annual rate of 1.25% of Account Value in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of .15% of Account Value in the Separate Account), and the surrender charge. In Table 2, we assume that you make a complete surrender of the Policy at the end of the period, therefore we deduct the surrender charge. We do not deduct the policy maintenance charge. In Table 3, we assume that you do not surrender the Policy, and we do not deduct the surrender charge or the policy maintenance charge. Total returns do not reflect charges for optional riders and assume that no premium taxes apply.

                                    Table 2
 Non-Standard Performance Data assuming surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/00 12/31/00 12/31/00   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio                                       01/09/89
 Alger American Small Capitalization
  Portfolio                                                            09/21/88
Federated Insurance Series
 Federated American Leaders Fund II                                    02/10/94
 Federated High Income Bond Fund II                                    03/01/94
 Federated Utility Fund II                                             02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                                           10/09/86
 VIP Growth Portfolio                                                  10/09/86
 VIP Overseas Portfolio                                                01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio                                        09/06/89
 VIP II Contrafund Portfolio                                           01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio                                     12/31/96
 VIP III Growth Opportunities Portfolio                                01/03/95
GE Investments Funds, Inc.
 Global Income Fund                                                    05/01/97
 Income Fund                                                           01/02/95
 International Equity Fund                                             05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)                                                05/01/97
 Money Market Fund                                                     06/30/85
 Premier Growth Equity Fund                                            12/12/97
 Real Estate Securities Fund                                           05/01/95
 S&P 500 Index Fund                                                    04/14/85
 Total Return Fund                                                     07/01/85
 U.S. Equity Fund                                                      01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund                                  01/12/98
 Goldman Sachs Mid Cap Value Fund                                      04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                                           09/13/93
 Balanced Portfolio                                                    09/13/93
 Capital Appreciation Portfolio                                        05/01/97
 Flexible Income Portfolio                                             09/13/93
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio                                                      09/13/93
 International Growth Portfolio                                        05/02/94
 Worldwide Growth Portfolio                                            09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA                                 08/15/86
 Oppenheimer Bond Fund/VA                                              04/03/85
 Oppenheimer Capital Appreciation Fund/VA                              04/03/85
 Oppenheimer High Income Fund/VA                                       04/30/86
 Oppenheimer Multiple Strategies Fund/VA                               02/09/87
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                                              05/01/97
 PBHG Large Cap Growth Portfolio                                       05/01/97
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                                                02/17/98
 Salomon Strategic Bond Fund                                           02/17/98
 Salomon Total Return Fund                                             02/17/98
--------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 *Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

                                    Table 3
     Non-Standard Performance Data assuming no surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/00 12/31/00 12/31/00   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth Portfolio                                       01/09/89
 Alger American Small Capitalization
  Portfolio                                                            09/21/88
Federated Insurance Series
 Federated American Leaders Fund II                                    02/10/94
 Federated High Income Bond Fund II                                    03/01/94
 Federated Utility Fund II                                             02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                                           10/09/86
 VIP Growth Portfolio                                                  10/09/86
 VIP Overseas Portfolio                                                01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio                                        09/06/89
 VIP II Contrafund Portfolio                                           01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio                                     12/31/96
 VIP III Growth Opportunities Portfolio                                01/03/95
GE Investments Funds, Inc.
 Global Income Fund                                                    05/01/97
 Income Fund                                                           01/02/95
 International Equity Fund                                             05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)                                                05/01/97
 Money Market Fund                                                     06/30/85
 Premier Growth Equity Fund                                            12/12/97
 Real Estate Securities Fund                                           05/01/95
 S&P 500 Index Fund                                                    04/14/85
 Total Return Fund                                                     07/01/85
 U.S. Equity Fund                                                      01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund                                  01/12/98
 Goldman Sachs Mid Cap Value Fund                                      04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                                           09/13/93
 Balanced Portfolio                                                    09/13/93
 Capital Appreciation Portfolio                                        05/01/97
 Flexible Income Portfolio                                             09/13/93
 Global Life Sciences Portfolio
 Global Technology Portfolio
 Growth Portfolio                                                      09/13/93
 International Growth Portfolio                                        05/02/94
 Worldwide Growth Portfolio                                            09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA                                 08/15/86
 Oppenheimer Bond Fund/VA                                              04/03/85
 Oppenheimer Capital Appreciation Fund/VA                              04/03/85
 Oppenheimer High Income Fund/VA                                       04/30/86
 Oppenheimer Multiple Strategies Fund/VA                               02/09/87
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio                                              05/01/97
 PBHG Large Cap Growth Portfolio                                       05/01/97
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                                                02/17/98
 Salomon Strategic Bond Fund                                           02/17/98
 Salomon Total Return Fund                                             02/17/98
--------------------------------------------------------------------------------

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.

 *Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in Account 4. Returns for a period of less than one year are not annualized.

Past performance is not a guarantee of future results.

Statement of Additional Information Table of Contents

                                                                            Page
The Policies...............................................................   3
  Transfer of Annuity Units................................................   3
  Net Investment Factor....................................................   3
Termination of Participation Agreements....................................   4
Calculation of Performance Data............................................   5
  Money Market Investment Subdivision......................................   5
  Other Investment Subdivisions............................................   6
  Other Performance Data...................................................   8
Federal Tax Matters........................................................   9
  Taxation of GE Life & Annuity............................................   9
  IRS Required Distributions...............................................   9
General Provisions.........................................................  11
  Using the Policies as Collateral.........................................  11
  The Beneficiary..........................................................  11
  Non-Participating........................................................  11
  Misstatement of Age or Sex...............................................  11
  Incontestability.........................................................  11
  Statement of Values......................................................  11
  Written Notice...........................................................  11
Distribution of the Policies...............................................  11
Legal Developments Regarding Employment-Related Benefit Plans..............  12
Legal Matters..............................................................  12
Experts....................................................................  12
Financial Statements.......................................................  12

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1150 10/98 or P1143 4/94 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                        Street

    ____________________________________________________________________________

             City                         State          Zip

Signature of Requestor _________________________________________________________
                                       Date

                                    Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Variable Deferred Annuity Policy
                               Form P1150 10/98
                                Form P1143 4/94

                                  Offered by

                     GE Life and Annuity Assurance Company
                        (A Virginia Stock Corporation)

                             6610 W. Broad Street
                           Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company.
You may obtain a copy of the Prospectus dated     , 2001 by calling (800) 352-
9910, by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230, or by accessing the SEC's website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This Statement of Additional Information is
                   not a Prospectus and should be read only
      in conjunction with the Prospectuses for the Policy and the Funds.

Dated     , 2001

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
The Policies...............................................................   3
  Transfer of Annuity Units................................................   3
  Net Investment Factor....................................................   3
Termination of Participation Agreements....................................   3
Calculation of Performance Data............................................   4
  Money Market Investment Subdivision......................................   4
  Other Investment Subdivisions............................................   6
  Other Performance Data...................................................   7
Federal Tax Matters........................................................   7
  Taxation of GE Life & Annuity............................................   7
  IRS Required Distributions...............................................   7
General Provisions.........................................................   8
  Using the Policies as Collateral.........................................   8
  The Beneficiary..........................................................   8
  Non-Participating........................................................   8
  Misstatement of Age or Sex...............................................   8
  Incontestability.........................................................   8
  Statement of Values......................................................   8
  Written Notice...........................................................   9
Distribution of the Policies...............................................   9
Legal Developments Regarding Employment-Related Benefit Plans..............   9
Legal Matters..............................................................   9
Experts....................................................................   9
Financial Statements.......................................................  10

                                 THE POLICIES

Transfer of Annuity Units

   At your request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the portfolios in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred;
(b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

   If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

   The net investment factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own net investment factor for a Valuation Period. The net investment factor of an Investment Subdivision available under the Policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the net investment factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount we set aside during the Valuation as a provision for taxes attributable to the operation or maintenance of that Investment Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative charge; this factor is shown in your Policy.

   The values of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

                    TERMINATION OF PARTICIPATION AGREEMENTS

   The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

   The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II Fidelity Variable Insurance Products Fund III ("the
Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Salomon Brothers Variable Series Funds Inc. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

                        CALCULATION OF PERFORMANCE DATA

   From time to time, we may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range generally from 0% to 3% of premium payments and are generally based on the rules of the state in which you reside.

Money Market Investment Subdivision

   From time to time, advertisements and sales literature may quote the yield of one or more of the Money Market Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in that Money Market Investment Subdivision at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit annual policy maintenance charge is used. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCP-ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

    ES = per unit expenses of the hypothetical account for the seven-day period.

   UV = the unit value on the first day of the seven-day period.

   The effective yield of a "money market" Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1 + ((NCP-ES)/UV))365/7-1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

    ES = per unit expenses of the hypothetical account for the seven-day period.

   UV = the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding "money market" investment portfolio.

     Current     %

     Effective   %

   Yield calculations do not take into account the surrender charge under the Policy, a maximum of 8% of each premium payment made during the 8 years prior to a full or partial surrender, or charges for the optional riders.

Other Investment Subdivisions

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, annual death benefit charge and the surrender charge as described below:

     1. We calculate unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is more than $75,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

     4. Total return does not consider charges for the optional riders or premium taxes.

     5. Total return will then be calculated according to the following formula:

                               TR = (ERV/P)1/N-1

where:

    TR = the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

     P = a hypothetical single investment of $1,000.

    N = the duration of the period (in years).

   The available Investment Subdivisions have not yet commenced operations; therefore, standard performance data for the available Investment Subdivisions is not available at this time. However, non-standard historical performance data (reflects all fees and charges with and without surrender charge and policy maintenance charge) for the Funds underlying the available Investment Subdivisions is as follows:

  Past performance is not a guarantee of future results.

   The Funds have provided the price information used to calculate the total return of the Investment Subdivisions for periods prior to the inception of the Investment Subdivisions. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have to independently verified such information.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

                                CTR = (ERV/P)-1

where:

  CTR = the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

     P = a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

   In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and
(b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Policies.

                              GENERAL PROVISIONS

Using the Policies as Collateral

   A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

The Beneficiary

   You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating Misstatement of Age or Sex

   The Policy is non-participating. No dividends are payable.

Misstatement of Age or Sex

   If an Annuitant's age or sex was misstated on the policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

   We will not contest the Policy.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, premium payments and charges made during the report period.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the company.

                         DISTRIBUTION OF THE POLICIES

   The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the company does reserve the right to discontinue the offering of the Policies.

         LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

   In addition, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

                                 LEGAL MATTERS

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable. Donita
M. King, Senior Vice President, General Counsel and Secretary of the Company has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

                                    EXPERTS

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated February 16, 2001 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 2000.

                             FINANCIAL STATEMENTS

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, and GE Life & Annuity Separate Account 4 as of December 31, 2000 and for each of the years or lesser periods in the two-year period ended December 31, 2000. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of Separate Account 4.(12)

 (1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account
           4 to GE Life & Annuity Separate Account 4.(13)

 (1)(b)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of additional subdivisions of the Separate Account, investing in shares of the Asset Manager
           Portfolio of the Fidelity Variable Insurance Products Fund II and the Balanced Portfolio of the Advisers Management Trust.(12)

 (1)(c)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of additional subdivisions of the Separate Account, investing in shares of the Growth Portfolio, the Aggressive Growth Portfolio, and the Worldwide Growth Portfolio of the Janus Aspen Series.(12)

 (1)(d)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of twenty-two (22) additional subdivisions of the Separate Account, investing in shares of Money
           Market Portfolio, High Income Portfolio, Equity-Income Portfolio,
           Growth Portfolio and Overseas Portfolio of the Fidelity Variable
           Insurance Products Fund; Asset Manager Portfolio of the Fidelity
           Variable Insurance Products Fund II; Money Market Portfolio,
           Government Securities Portfolio, Common Stock Index Portfolio, Total
           Return Portfolio of the Life of Virginia Series Fund, Inc.; Limited
           Maturity Bond Portfolio, Growth Portfolio and Balanced Portfolio of the Neuberger & Berman Advisers Management Trust; Growth Portfolio,
           Aggressive Growth Portfolio, and Worldwide Growth Portfolio of the
           Janus Aspen Series; Money Fund, High Income Fund, Bond Fund, Capital
           Appreciation Fund, Growth Fund, Multiple Strategies Fund of the
           Oppenheimer Variable Account Funds.(12)

 (1)(e)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of two additional subdivisions of the Separate Account, investing in shares of the Utility Fund and the Corporate Bond Fund of the Insurance Management
           Series, and the Contrafund Portfolio of the Variable Insurance
           Products Fund II.(10)

 (1)(f)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of two additional subdivisions of the Separate Account, investing in shares of the International Equity Portfolio and the Real Estate Securities
           Portfolio of Life of Virginia Series Fund.(12)

 (1)(g)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of four additional subdivisions of the Separate Account, investing in shares of the American Growth Portfolio and the American Small Capitalization
           Portfolio of The Alger American Fund, and the Balanced Portfolio and
           Flexible Income Portfolio of the Janus Aspen Series.(8)

 (1)(h)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of two additional subdivisions of the Separate Account, investing in shares of the Federated American Leaders Fund II of the Federated Insurance
           Series, and the International Growth Portfolio of the Janus Aspen
           Series.(9)

 (1)(i) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing the establishment of twelve additional subdivisions of the Separate Account, investing in shares of the Growth and Income Portfolio and Growth opportunities Portfolio of Variable
        Insurance Products Fund III; Growth II Portfolio and Large Cap Growth
        Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.(11)

 (1)(j) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing the establishment of two additional subdivisions of the Separate Account, investing in shares of the Capital
        Appreciation Portfolio of the Janus Aspen Series.(11)

 (1)(k) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing the establishment of six additional subdivisions of the Separate Account, investing in shares of the U.S. Equity Fund of the GE Investments Funds, Inc., Growth and Income Fund of the Goldman
        Sachs Variable Insurance Trust Fund and Mid Cap Equity Fund of Goldman
        Sachs Variable Insurance Trust. Further a name change for Oppenheimer
        Variable Account Fund Capital Appreciation Fund to Oppenheimer Variable
        Account Fund Aggressive Growth Fund.(12)

 (1)(l) Resolution of Board of Directors of The Life Insurance Company of
        Virginia authorizing additional Subdivisions of the Separate Account investing in shares of the Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Total Return Fund and Salomon Brothers
        Variable Strategic Bond Fund of Salomon Brothers Variable Series Funds,
        Inc.(12)

 (1)(m) Resolution of Directors of The Life Insurance Company of Virginia authorizing the establishment of ninety-six additional subdivisions of the Separate Account.(15)

 (1)(n) Resolution of Board of Directors of GE Life and Annuity Assurance
        Company authorizing additional Subaccounts investing in shares of GE
        Premier Growth Equity Fund of GE Investments Funds, Inc.(17)

 (1)(o) Resolution of Board of Directors of GE Life and Annuity Assurance
        Company authorizing change in name of Subdivisions of Oppenheimer
        Variable Account Funds and Mid Cap Value Fund of Goldman Sachs Variable
        Insurance Trust.(17)

 (1)(p) Resolution of Board of Directors of GE Life and Annuity Assurance
        Company authorizing additional subaccounts investing in shares of AIM
        V.I. Aggressive Growth Fund, AIM V.I. Capital Appreciation Fund, AIM
        V.I. Capital Development Fund, AIM V.I. Global Utilities Fund, AIM V.I.
        Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth &
        Income Fund, AIM V.I. Telecommunications Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds, Inc.; Growth & Income Portfolio,
        Premier Growth Portfolio and Quasar Portfolio of Alliance Variable
        Products Series Fund; The Dreyfus Socially Responsible Growth Fund,
        Inc. of The Dreyfus Corporation; Equity Income Portfolio and Growth
        Portfolio of Fidelity Variable Insurance Products Fund; Contrafund
        Portfolio of Fidelity Variable Insurance Products Fund II; Growth &
        Income Portfolio and Mid Cap Portfolio of Fidelity Variable Insurance
        Products Fund III; Money Market Fund, Premier Growth Equity Fund, S&P
        500 Index Fund, U.S. Equity Fund, and Value Equity Fund of GE
        Investments Funds, Inc.; Aggressive Growth Portfolio, Balanced
        Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio,
        Global Sciences Portfolio, Global Technology Portfolio, Growth
        Portfolio, High Yield Portfolio, International Growth Portfolio, and
        Worldwide Growth Portfolio of Janus Aspen Series; Global Securities
        Fund/VA and Main Street Growth & Income Fund/VA of Oppenheimer Variable
        Account Funds; Foreign Bond Portfolio, High Yield Bond Portfolio, Long-
        Term U.S. Government Bond Portfolio and Total Return Bond Portfolio of
        PIMCO Variable Insurance Trust; and OTC Fund of Rydex Variable
        Trust.(19)

 (1)(q) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subdivisions of Separate Account
        4, investing in shares of Global Life Sciences and Global Technology
        Portfolios of Janus Aspen Series and Mid-Cap Value Equity Fund of GE
        Investments Funds, Inc.(19)

 (1)(r) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subaccounts of Separate
            Account 4, investing in shares of Dreyfus Investment Portfolios-
            Emerging Markets Portfolio of The Dreyfus Corporation; Federated
            High Income Bond Fund II and Federated International Small Company
            Fund II of the Federated Insurance Series; Mid-Cap Value Equity,
            Small-Cap Value Equity Fund, and Value Equity Fund of GE
            Investments Funds, Inc; MFS Growth Series, MFS Growth With Income
            Series, MFS New Discovery Series and MFS Utilities Series of the
            Massachusetts Financial Services Company Variable Insurance
            Trust.(20)

 (1)(s) Resolution of Board of Directors of GE Life & Annuity authorizing the establishment of additional investment subaccounts of Separate
            Account 4, investing in shares of Prudential Equity Portfolio,
            Prudential Jennison Portfolio, SP Jennison International Growth
            Portfolio, and SP Prudential U.S. Emerging Growth Portfolio of the
            Prudential Series Fund, Inc.(23)

 (2)        Not Applicable.

 (3)(a)     Underwriting Agreement dated December 13, 1997 between The Life
            Insurance Company of Virginia and Capital Brokerage Corporation.(12)

  (b)       Dealer Sales Agreement dated December 12, 1997.(12)

 (4)(a)     Form of Policy.

  (a)(i)    Policy Form P1143 4/94.(12)

  (a)(ii)   Policy Form P1150 10/98.(12)

  (b)       Endorsements to Policy.

  (b)(i)    IRA Endorsement.(10)

  (b)(ii)   Pension Endorsement.(10)

  (b)(iii)  Section 403(b) Endorsement.(10)

  (b)(iv)   Guaranteed Minimum Death Benefit Rider.(10)

  (b)(v)    Optional Death Benefit at Death of Annuitant Endorsement.(10)

  (b)(vi)   Endorsement for Waiver of Surrender Charges.(11)

  (b)(vii)  Death Benefit Available at Death of Annuitant Endorsement.(14)

  (b)(viii) Optional Enhanced Death Benefit Rider.(21)

  (b)(ix)   Optional Enhanced Death Benefit Rider P5153 12/00.(23)

  (b)(x)    Guaranteed Minimum Death Benefit Rider P5157 12/00.(23)

  (b)(xi)   Optional Death Benefit Rider P5158 12/00.(23)

  (b)(xii)  Guaranteed Minimum Death Benefit Rider P5159 12/00.(23)

  (b)(xiii) Optional Death Benefit at Death of Annuitant Endorsement P5160
            12/00.(23)

 (5)(a)     Form of Application.(10)

 (6)(a)     Certificate of Incorporation of The Life Insurance Company of
            Virginia.(10)

 (6)(a)(i)  Amended and Restated Articles of Incorporation of GE Life and
            Annuity Assurance Company.(21)

  (b)       By-Laws of The Life Insurance Company of Virginia.(10)

  (b)(i)    Amended and Restated By-Laws of GE Life and Annuity Assurance
            Company dated May 1, 2000.(21)

 (7)       Not Applicable.

 (8)(a)    Participation Agreement among Variable Insurance Products Fund,
           Fidelity Distributors Corporation, and The Life Insurance Company of
           Virginia.(12)

  (a)(i)   Amendment to Participation Agreement Referencing Policy Form
           Numbers.(12)

  (a)(ii)  Amendment to Participation Agreement among Variable Insurance
           Products Fund II, Fidelity Distributors Corporation, and The Life
           Insurance Company of Virginia.(12)

  (a)(iii) Amendment to Participation Agreement among Variable Insurance
           Products Fund, Fidelity Distributors Corporation, and The Life
           Insurance Company of Virginia.(12)

  (a)(iv)  Amendment to Participation Agreement Variable Insurance Products
           Fund, Fidelity Distributors Corporation and GE Life and Annuity
           Assurance Company.(12)

 (b)       Agreement between Oppenheimer Variable Account Funds, Oppenheimer
           Management Corporation, and The Life Insurance Company of
           Virginia.(12)

 (b)(i)    Amendment to Agreement between Oppenheimer Variable Account Funds,
           Oppenheimer Management Corporation, and The Life Insurance Company of Virginia.(20)

 (c)       Participation Agreement among Variable Insurance Products Fund II,
           Fidelity Distributors Corporation and The Life Insurance Company of
           Virginia.(12)

 (c)(i)    Amendment to Variable Insurance Products Fund II, Fidelity
           Distributors Corporation and GE Life and Annuity Assurance
           Company.(20)

 (d) Participation Agreement between Janus Capital Corporation and Life of Virginia.(12)

 (e)       Participation Agreement between Insurance Management Series,
           Federated Securities Corporation, and The Life Insurance Company of
           Virginia.(12)

 (e)(i)    Amendment to Participation Agreement between Federated Securities
           Corporation and GE Life and Annuity Assurance Company.(20)

 (f) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.(6)

 (f)(i)    Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company.(17)

 (g) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia.(8)

 (g)(i)    Amendment to Variable Insurance Products Fund III, Fidelity
           Distributors Corporation and GE Life and Annuity Assurance
           Company.(20)

 (h)       Participation Agreement between PBHG Insurance Series Fund, Inc. and
           The Life Insurance Company of Virginia.(8)

 (i) Participation Agreement between Goldman Sach Variable Series Funds and The Life Insurance Company of Virginia.(12)

 (j)       Participation Agreement between Salomon Brothers Variable Series
           Funds and The Life Insurance Company of Virginia.(14)

 (k)       Participation Agreement between GE Investments Funds, Inc. and The
           Life Insurance Company of Virginia.(14)

 (k)(i)    Amendment to Fund Participation Agreement between GE Investments
           Funds, Inc. and GE Life and Annuity Assurance Company.(17)

 (k)(ii)   Amendment to Fund Participation Agreement between GE Investments
           Funds, Inc. and GE Life and Annuity Assurance Company.(20)

 (l)     Participation Agreement between AIM Variable Insurance Series and GE
         Life and Annuity Assurance Company.(21)

 (m)     Participation Agreement between Alliance Variable Products Series
         Fund, Inc. and GE Life and Annuity Assurance Company.(20)

 (n)     Form of Participation Agreement between Dreyfus and GE Life and
         Annuity Assurance Company.(20)

 (o)     Participation Agreement between MFS Variable Insurance Trust and GE
         Life and Annuity Assurance Company.(20)

 (p)     Participation Agreement between PIMCO Variable Insurance Trust and GE
         Life and Annuity Assurance Company.(20)

   (q)   Participation Agreement between Rydex Variable Trust and GE Life and
         Annuity Assurance Company.(20)

   (r)   Participation Agreement between the Prudential Series Fund, Inc. and
         GE Life and Annuity Assurance Company.(23)

 (9)     Opinion and Consent of Counsel.(25)

 (10)(a) Consent of Counsel.(25)

   (b)   Consent of Independent Auditors.(25)

 (11)    Not Applicable.

 (12)    Not Applicable.

 (13)    Schedule showing computation for Performance Data.(9)

 (14)(a) Power of Attorney dated April 16, 1997.(15)

   (b)   Power of Attorney dated April 15, 1999.(15)

   (c)   Power of Attorney dated December 17, 1999.(17)

   (d)   Power of Attorney dated April 4, 2000.(19)

   (e)   Power of Attorney dated June 30, 2000.(21)

   (f)   Power of Attorney dated July 21, 2000.(21)

--------
 (6) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-4, File No. 33-17428, filed with the Securities and Exchange Commission on September 28, 1995.
 (7) Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.
 (8) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.
 (9) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1997.
(10) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on May 1, 1998.
(11) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on July 17, 1998.

(12) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 30, 1998.
(13) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on December 18, 1998.
(14) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on April 30, 1999.
(15) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on March 1, 1999 Incorporated herein.
(16) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-4, File No. 333-62695, filed with the Securities and Exchange Commission on March 1, 1999 Incorporated herein.
(17) Incorporated herein by reference to initial filing to the Registrant's Registration Statement on Form N-4, File No. 333-96513, filed with the Securities and Exchange Commission on December 21, 1999.
(18) Incorporated herein by reference to Pre-Effective No. 1 filing to the Registrant's Registration Statement on Form N-4, File No. 333-96513, filed with the Securities and Exchange Commission on March 15, 2000.
(19) Incorporated herein by reference to Post-Effective No. 19 filing to the Registrant's Registration Statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 28, 2000.
(20) Incorporated herein by reference to Pre-Effective 1 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on June 2, 2000.

(21) Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-4, File No. 333-31172 filed with the Securities and Exchange Commission on September 1, 2000.

(22) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on September 7, 2000.

(23) Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4, File No. 333-62695 filed with the Securities and Exchange Commission on February 28, 2001.

(24) Filed herewith.

(25) To be filed in subsequent filing.

Item 25. Directors and Officers of GE Life & Annuity

                                                                  Positions and Offices with
             Name                         Address                         Depositor
             ----                         -------                 --------------------------
Pamela S. Schutz...............  GE Life & Annuity            Director, Chariman of the Board,
                                 6610 W. Broad Street         Chief Executive Officer,
                                 Richmond, VA 23230           President
Selwyn L. Flournoy, Jr.........  GE Life & Annuity            Director and Senior Vice
                                 6610 W. Broad Street         President
                                 Richmond, VA 23230
Donita M. King.................  GE Life & Annuity            Senior Vice President, General
                                 6610 W. Broad Street         Counsel and Secretary
                                 Richmond, VA 23230
Thomas M. Stinson..............  GE Life & Annuity            Director and Senior Vice
                                 6630 W. Broad Street         President
                                 Richmond, VA 23230
Elliot Rosenthal...............  GE Life & Annuity            Senior Vice President--Investment
                                 6610 W. Broad Street         Products
                                 Richmond, VA 23230
Victor C. Moses................  GE Financial Assurance       Director & Vice President
                                 601 Union Street, Ste. 5600
                                 Seattle, WA 98101
Geoffrey S. Stiff..............  GE Life & Annuity            Director & Senior Vice President
                                 6610 W. Broad Street
                                 Richmond, VA 23230

    -------
Other Subsidiaries
  -------
 Federal Home Life                         Phoenix Group
 Insurance Company                         Holdings, Inc.
      (11.7%)                                  (3.1%)
----------------------------
Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                             Organizational Chart

                           General Electric Company
                                    (100%)
                               General Electric
                            Capital Services, Inc.
                                    (100%)
                               General Electric
                              Capital Corporation
                                    (100%)
                            GE Financial Assurance
                                Holdings, Inc.
                                    (100%)
                                GNA Corporation
                                    (100%)
                               General Electric
                           Capital Assurance Company
                                    (85.2%)
                              GE Life and Annuity
                               Assurance Company


Item 27. Number of Policyowners

   As of August 16, 2000, there are 81,627 policyowners invested in this product.

Item 28. Indemnification

   Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 5 of the By-Laws of GE Life and Annuity Assurance Company further provides that:

     (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

     (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

     (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or
  (3) by the stockholders of the Corporation.

     (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

     (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

     (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

     (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                     * * *

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

   (a) Capital Brokerage Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, 4.

   (b)

                                                         Position and Offices With
            Name                     Address                    Underwriter
            ----                     -------             -------------------------
Scott A. Curtis.............  GE Financial           President and Chief Executive
                              Assurance 6610 W.      Officer
                              Broad Street
                              Richmond, VA 23230
David J. Beck...............  GE Financial           Senior Vice President & Chief
                              Assurance 601 Union    Investment Officer
                              St., Ste. 5600
                              Seattle, WA 98101
Thomas W. Casey.............  GE Financial           Senior Vice President & Chief
                              Assurance 6604 W.      Financial Officer
                              Broad St. Richmond,
                              VA 23230
Gary T. Prizzia.............  GE Financial           Treasurer
                              Assurance 6604 W.
                              Broad Street
                              Richmond, VA 23230
Victor C. Moses.............  GE Financial           Senior Vice President
                              Assurance 601 Union
                              St., Ste. 5600
                              Seattle, WA 98101
Geoffrey S. Stiff...........  GE Financial           Senior Vice President
                              Assurance 6610 W.
                              Broad St. Richmond,
                              VA 23230

                                                         Position and Offices With
            Name                     Address                    Underwriter
            ----                     -------             -------------------------
Marycatherine Savage........  GE Financial           Senior Vice President
                              Assurance 601 Union
                              St., Ste. 5600
                              Seattle, WA 98101
Ward E. Bobitz..............  GE Financial           Vice President & Assistant
                              Assurance 6604 W.      Secretary
                              Broad St. Richmond,
                              VA 23230
Brenda Daglish..............  GE Financial           Vice President & Assistant
                              Assurance 6604 W.      Treasurer
                              Broad St. Richmond,
                              VA 23230
William E. Daner, Jr........  GE Financial           Vice President, Counsel &
                              Assurance 6610 W.      Secretary
                              Broad St. Richmond,
                              VA 23230
Richard G. Fucci............  GE Financial           Vice President & Controller
                              Assurance 6604 W.
                              Broad St. Richmond,
                              VA 23230
Scott A. Reeks..............  GE Financial           Vice President & Assistant
                              Assurance 6630 W.      Treasurer
                              Broad St. Richmond,
                              VA 23230


Item 30. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life & Annuity at its Home Office.

Item 31. Management Services

   All management contracts are discussed in Part A or Part B of this Registration Statement.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

Statement Pursuant to Rule 6c-7

   GE Life & Annuity offers and will offer Policies to participants in the Texas Optional Retirement Program. In connection therewith, GE Life & Annuity and Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

Section 403(b) Representations

   GE Life & Annuity represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
(4) of that letter will be complied with.

Section 26(e)(2)(A) Representation

   GE Life & Annuity hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 28th of February, 2001.

                                          GE Life & Annuity Separate Account 4
                                             (Registrant)

                                                /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                                  Selwyn L. Flournoy, Jr.
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE Life and Annuity Assurance
                                          Company   (Depositor)

                                                /s/ Selwyn L. Flournoy, Jr.
                                          By: _________________________________
                                                  Selwyn L. Flournoy, Jr.
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 21 for the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

              Signature                          Title                   Date
              ---------                          -----                   ----

                  *                    Director, Chief Operating        2/28/01
______________________________________  Officer
           Pamela S. Schutz

     /s/ Selwyn L. Flournoy, Jr.       Director, Senior Vice            2/28/01
______________________________________  President
       Selwyn L. Flournoy, Jr.

                  *                    Director, Senior Vice            2/28/01
______________________________________  President
          Thomas M. Stinson

                  *                    Senior Vice President,           2/28/01
______________________________________  Chief Financial Officer
         Richard P. McKenney

                  *                    Vice President and               2/28/01
______________________________________  Controller
              Kelly Groh

                  *                    Director                         2/28/01
______________________________________
           Victor C. Moses

              Signature                          Title                   Date
              ---------                          -----                   ----
                  *                    Director                         2/28/01
______________________________________
          Geoffrey S. Stiff

                  *                    Director                         2/28/01
______________________________________
         Elliot A. Rosenthal

* By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on July 21, 2000.